Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
International Index Portfolio
March 31, 2022
VIIP-NPRT1-0522
1.9887327.103
Common Stocks - 95.7%
	Shares	Value ($)
Australia - 4.9%
AGL Energy Ltd.	9,371	53,992
ALS Ltd.	6,858	68,099
Altium Ltd.	1,735	43,724
Alumina Ltd.	33,444	50,211
AMP Ltd. (a)	46,543	33,386
Ampol Ltd.	3,383	76,854
Ansell Ltd.	1,821	34,919
APA Group unit	16,765	133,246
ARB Corp. Ltd.	1,063	32,715
Aristocrat Leisure Ltd.	9,515	258,256
ASX Ltd.	2,746	167,040
Atlas Arteria Ltd. unit	13,655	66,457
Aurizon Holdings Ltd.	26,132	71,828
Australia & New Zealand Banking Group Ltd.	40,072	821,116
Bank of Queensland Ltd.	9,093	58,613
Beach Energy Ltd.	22,717	26,509
Bendigo & Adelaide Bank Ltd.	7,960	60,854
BHP Group Ltd.	41,904	1,615,294
BlueScope Steel Ltd.	7,076	110,033
Boral Ltd.	5,096	13,143
Brambles Ltd.	20,367	150,301
Breville Group Ltd.	1,353	27,400
carsales.com Ltd.	4,026	62,328
Challenger Ltd.	8,192	41,044
Charter Hall Group unit	6,638	80,667
Cleanaway Waste Management Ltd.	29,345	67,310
Cochlear Ltd.	934	155,942
Coles Group Ltd.	18,929	252,995
Commonwealth Bank of Australia	24,237	1,908,721
Computershare Ltd.	8,154	149,863
Crown Ltd. (a)	5,084	48,413
CSL Ltd.	6,802	1,357,968
CSR Ltd.	6,809	31,126
Dexus unit	15,285	124,766
Dominos Pizza Enterprises Ltd.	899	58,519
Downer EDI Ltd.	9,780	39,238
Endeavour Group Ltd.	18,034	98,101
Evolution Mining Ltd.	26,040	85,945
Fortescue Metals Group Ltd.	24,062	369,877
Goodman Group unit	24,166	410,738
Harvey Norman Holdings Ltd.	9,167	36,531
IDP Education Ltd.	2,970	69,510
IGO Ltd.	9,594	100,288
Iluka Resources Ltd.	6,031	50,728
Incitec Pivot Ltd.	27,570	78,043
Insurance Australia Group Ltd.	35,012	114,587
JB Hi-Fi Ltd.	1,634	66,047
Lendlease Group unit	9,761	81,367
Lynas Rare Earths Ltd. (a)	12,830	102,287
Macquarie Group Ltd.	5,029	760,556
Magellan Financial Group Ltd.	2,016	23,849
Medibank Private Ltd.	39,127	89,895
Metcash Ltd.	13,697	46,370
Mineral Resources Ltd.	2,365	93,229
Mirvac Group unit	56,138	104,094
National Australia Bank Ltd.	46,611	1,122,154
Newcrest Mining Ltd.	11,615	234,709
NEXTDC Ltd. (a)	6,511	56,093
Nine Entertainment Co. Holdings Ltd.	20,664	45,684
Northern Star Resources Ltd.	16,540	133,440
Orica Ltd.	5,786	68,842
Origin Energy Ltd.	25,074	116,713
OZ Minerals Ltd.	4,745	94,629
Qantas Airways Ltd. (a)	13,183	50,974
QBE Insurance Group Ltd.	21,001	180,090
Qube Holdings Ltd.	27,264	63,535
Ramsay Health Care Ltd.	2,633	127,518
REA Group Ltd.	733	73,483
Reliance Worldwide Corp. Ltd.	11,230	35,458
Rio Tinto Ltd.	5,273	471,407
Santos Ltd.	43,283	250,946
Scentre Group unit	73,803	167,803
SEEK Ltd.	5,034	110,862
Seven Group Holdings Ltd.	2,220	35,052
Sonic Healthcare Ltd.	6,820	180,063
South32 Ltd.	66,273	251,922
Steadfast Group Ltd.	13,908	49,529
Stockland Corp. Ltd. unit	33,925	107,508
Suncorp Group Ltd.	18,232	151,138
Tabcorp Holdings Ltd.	31,536	125,643
Telstra Corp. Ltd.	59,171	174,818
The GPT Group unit	27,238	105,065
The Star Entertainment Group Ltd. (a)	12,113	29,313
Transurban Group unit	43,576	440,290
Treasury Wine Estates Ltd.	10,243	88,479
Vicinity Centres unit	55,069	76,417
Washington H. Soul Pattinson & Co. Ltd.	3,477	74,162
Wesfarmers Ltd.	16,106	604,371
Westpac Banking Corp.	52,103	941,323
WiseTech Global Ltd.	2,311	86,983
Woodside Petroleum Ltd.	13,764	330,769
Woolworths Group Ltd.	17,207	477,749
WorleyParsons Ltd.	5,266	50,872
Zip Co. Ltd. (a)	8,331	9,020
TOTAL AUSTRALIA		18,929,758
Austria - 0.2%
Andritz AG	1,024	47,555
BAWAG Group AG (b)	996	50,640
CA Immobilien Anlagen AG	653	20,263
Erste Group Bank AG	4,834	176,953
IMMOFINANZ Immobilien Anlagen AG	1,346	34,218
Lenzing AG (a)	180	18,359
Mayr-Melnhof Karton AG	128	22,854
Oesterreichische Post AG	417	14,854
OMV AG	2,052	98,496
Raiffeisen International Bank-Holding AG	1,860	26,646
Verbund AG	969	102,372
Voestalpine AG	1,575	47,078
Wienerberger AG	1,636	49,589
TOTAL AUSTRIA		709,877
Bailiwick of Jersey - 0.6%
Clarivate Analytics PLC (a)	5,282	88,526
Experian PLC	13,771	530,536
Ferguson PLC	3,297	449,569
Glencore Xstrata PLC	155,368	1,010,934
WPP PLC	18,143	237,457
TOTAL BAILIWICK OF JERSEY		2,317,022
Belgium - 0.6%
Ackermans & Van Haaren SA	317	59,335
Aedifica SA	515	64,948
Ageas	2,578	130,732
Anheuser-Busch InBev SA NV	12,333	737,367
Cofinimmo SA	419	61,184
Colruyt NV	810	33,602
D'ieteren Group	339	57,415
Elia System Operator SA/NV	478	73,078
Galapagos NV (a)	692	42,995
Groupe Bruxelles Lambert SA	1,455	151,495
KBC Group NV	4,796	346,878
Melexis NV	277	25,740
Proximus	2,215	41,288
Sofina SA	224	81,824
Solvay SA Class A	1,039	102,825
Telenet Group Holding NV	673	21,754
UCB SA	1,797	215,591
Umicore SA	2,835	122,550
Warehouses de Pauw	1,993	86,206
TOTAL BELGIUM		2,456,807
Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)	56,000	35,441
Brookfield Asset Management Reinsurance Partners Ltd.	166	9,477
China Gas Holdings Ltd.	34,600	44,101
China Resource Gas Group Ltd.	12,000	50,507
China Youzan Ltd. (a)	204,000	4,141
Credicorp Ltd. (United States)	899	154,511
Hiscox Ltd.	5,031	65,006
Hongkong Land Holdings Ltd.	16,615	81,179
Jardine Matheson Holdings Ltd.	3,603	197,655
Kunlun Energy Co. Ltd.	56,000	48,397
Man Wah Holdings Ltd.	22,400	24,231
Nine Dragons Paper (Holdings) Ltd.	23,000	19,972
TOTAL BERMUDA		734,618
Brazil - 1.2%
Ambev SA	62,600	202,485
Americanas SA	7,981	54,732
Americanas SA (a)	217	1,464
Armac Locacao Logistica e Servicos SA	3,800	15,276
Atacadao SA	5,900	27,907
B3 SA - Brasil Bolsa Balcao	87,000	287,073
Banco Bradesco SA	18,631	71,494
Banco do Brasil SA	20,300	147,953
Banco Inter SA unit	8,003	35,636
BB Seguridade Participacoes SA	9,600	51,538
BR Malls Participacoes SA (a)	12,900	25,144
BRF SA (a)	7,000	27,332
BTG Pactual Participations Ltd. unit	16,300	89,151
CCR SA	15,800	45,465
Centrais Eletricas Brasileiras SA (Electrobras)	4,786	38,179
Cogna Educacao (a)	26,600	15,811
Companhia Brasileira de Aluminio	6,100	25,689
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	4,800	48,100
Companhia Siderurgica Nacional SA (CSN)	9,300	50,846
Compania de Locacao das Americas	4,600	26,241
Cosan SA	16,500	81,962
Cyrela Brazil Realty SA	4,400	16,164
Energisa SA unit	3,500	35,882
Eneva SA (a)	13,900	43,151
ENGIE Brasil Energia SA	3,550	32,241
Equatorial Energia SA	10,500	60,009
GPA	2,000	10,145
Hapvida Participacoes e Investimentos SA (b)	18,900	47,001
Hypermarcas SA	5,800	47,157
JBS SA	10,100	78,979
Klabin SA unit	11,500	58,260
Localiza Rent A Car SA	8,430	108,185
Locaweb Servicos de Internet SA (a)(b)	6,000	12,728
Lojas Renner SA	14,097	81,425
Magazine Luiza SA	38,920	55,751
Natura & Co. Holding SA (a)	11,993	65,619
Oi SA (a)	76,200	13,124
Petro Rio SA (a)	9,500	47,509
Petroleo Brasileiro SA - Petrobras (ON)	51,900	384,150
Qualicorp Consultoria E Corret	2,200	7,407
Raia Drogasil SA	15,300	76,933
Rede D'Oregon Sao Luiz SA (b)	10,600	111,097
Rumo SA (a)	17,400	67,794
Sendas Distribuidora SA	11,200	38,321
Sul America SA unit	4,028	29,087
Suzano Papel e Celulose SA	11,179	129,493
Telefonica Brasil SA	6,200	69,917
TIM SA	11,400	33,019
Totvs SA	7,400	56,545
Transmissora Alianca de Energia Eletrica SA unit	3,200	29,667
Ultrapar Participacoes SA	10,300	30,612
Vale SA	56,901	1,142,550
Via S/A (a)	18,851	16,511
Vibra Energia SA	16,600	81,517
Weg SA	20,900	153,072
YDUQS Participacoes SA	3,900	17,153
TOTAL BRAZIL		4,657,653
British Virgin Islands - 0.0%
Nomad Foods Ltd. (a)	2,238	50,534
VK Co. Ltd. GDR (Reg. S) (a)(c)	1,767	594
TOTAL BRITISH VIRGIN ISLANDS		51,128
Canada - 8.1%
Agnico Eagle Mines Ltd. (Canada)	3,506	214,541
Air Canada (a)	4,812	93,342
Alamos Gold, Inc.	5,594	46,984
Algonquin Power & Utilities Corp. (d)	9,540	147,967
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	11,944	538,084
AltaGas Ltd.	4,000	89,589
B2Gold Corp.	15,027	68,996
Ballard Power Systems, Inc. (a)	3,569	41,538
Bank of Montreal	9,207	1,083,423
Bank of Nova Scotia	17,263	1,237,263
Barrick Gold Corp. (Canada)	25,267	619,675
Bausch Health Cos., Inc. (Canada) (a)	4,122	94,168
BCE, Inc.	4,262	236,257
BlackBerry Ltd. (a)	7,333	54,375
Boralex, Inc. Class A	1,277	41,390
Boyd Group Services, Inc.	307	40,659
Brookfield Asset Management, Inc. (Canada) Class A	20,747	1,172,978
Brookfield Renewable Corp.	1,816	79,313
BRP, Inc.	534	43,723
CAE, Inc. (a)	4,513	117,468
Cameco Corp.	5,655	164,699
Canadian Apartment Properties (REIT) unit	1,214	52,099
Canadian Imperial Bank of Commerce	6,398	776,624
Canadian National Railway Co.	8,640	1,159,003
Canadian Natural Resources Ltd.	16,734	1,036,179
Canadian Pacific Railway Ltd.	13,202	1,089,615
Canadian Tire Ltd. Class A (non-vtg.)	816	123,208
Canadian Utilities Ltd. Class A (non-vtg.)	1,664	51,005
Capital Power Corp.	1,657	53,959
Cargojet, Inc.	248	37,707
CCL Industries, Inc. Class B	2,108	95,102
Cenovus Energy, Inc. (Canada)	18,073	301,277
CGI, Inc. Class A (sub. vtg.) (a)	3,113	247,989
Colliers International Group, Inc.	466	60,737
Constellation Software, Inc.	280	478,631
Descartes Systems Group, Inc. (Canada) (a)	1,209	88,517
Dollarama, Inc.	4,019	227,930
Element Fleet Management Corp.	5,946	57,550
Emera, Inc.	3,679	182,368
Empire Co. Ltd. Class A (non-vtg.)	2,368	83,988
Enbridge, Inc.	28,760	1,323,952
Fairfax Financial Holdings Ltd. (sub. vtg.)	355	193,673
Finning International, Inc.	2,278	68,587
First Majestic Silver Corp.	3,183	41,832
First Quantum Minerals Ltd.	7,856	271,974
FirstService Corp.	558	80,713
Fortis, Inc.	6,717	332,210
Franco-Nevada Corp.	2,717	432,364
George Weston Ltd.	1,010	124,377
Gildan Activewear, Inc.	2,763	103,633
Great-West Lifeco, Inc.	3,839	113,129
Hydro One Ltd. (b)	4,342	116,977
iA Financial Corp, Inc.	1,537	93,451
Imperial Oil Ltd.	3,154	152,635
Intact Financial Corp.	2,500	369,396
Ivanhoe Mines Ltd. (a)	7,922	73,888
Keyera Corp.	3,144	79,697
Kinaxis, Inc. (a)	391	51,174
Kinross Gold Corp.	17,849	104,797
Lightspeed Commerce, Inc. (Canada) (a)	1,906	58,134
Loblaw Companies Ltd.	2,337	209,707
Lundin Mining Corp.	9,100	92,227
Magna International, Inc. Class A (sub. vtg.)	3,980	255,517
Manulife Financial Corp.	27,606	588,710
Metro, Inc.	3,464	199,392
National Bank of Canada	4,804	368,250
Northland Power, Inc.	3,231	107,411
Nutrien Ltd.	8,113	838,589
Nuvei Corp. (a)(b)	917	68,950
Onex Corp. (sub. vtg.)	1,087	72,846
Open Text Corp.	3,883	164,651
Pan American Silver Corp.	2,993	81,709
Parkland Corp.	2,167	64,084
Pembina Pipeline Corp.	7,803	293,170
Power Corp. of Canada (sub. vtg.)	8,134	251,798
Premium Brands Holdings Corp.	510	44,618
Primo Water Corp.	2,302	32,804
Quebecor, Inc. Class B (sub. vtg.)	2,326	55,445
Restaurant Brands International, Inc.	4,480	261,744
Ritchie Bros. Auctioneers, Inc.	1,574	92,968
Rogers Communications, Inc. Class B (non-vtg.)	4,981	281,931
Royal Bank of Canada	20,241	2,228,510
Saputo, Inc.	3,427	81,169
Shaw Communications, Inc. Class B	6,351	197,111
Shopify, Inc. Class A (a)	1,615	1,092,216
SNC-Lavalin Group, Inc.	2,508	60,385
SSR Mining, Inc.	3,014	65,529
Stantec, Inc.	1,585	79,507
Sun Life Financial, Inc.	8,317	464,366
Suncor Energy, Inc.	20,675	673,097
TC Energy Corp.	13,906	784,316
Teck Resources Ltd. Class B (sub. vtg.)	6,650	268,521
TELUS Corp.	6,390	166,938
TFI International, Inc. (Canada)	1,166	124,187
The Toronto-Dominion Bank	25,895	2,054,573
Thomson Reuters Corp.	2,351	255,250
Tilray Brands, Inc. Class 2 (a)(d)	4,833	37,552
TMX Group Ltd.	797	81,973
Toromont Industries Ltd.	1,176	111,481
Tourmaline Oil Corp.	4,359	200,839
Waste Connections, Inc. (Canada)	3,702	517,714
West Fraser Timber Co. Ltd.	1,388	114,202
Wheaton Precious Metals Corp.	6,402	304,443
WSP Global, Inc.	1,056	140,144
Yamana Gold, Inc.	13,704	76,514
TOTAL CANADA		31,223,571
Cayman Islands - 4.5%
AAC Technology Holdings, Inc.	10,000	23,765
Airtac International Group	2,092	67,305
Akeso, Inc. (a)(b)	7,000	14,656
Alchip Technologies Ltd.	1,000	37,806
Alibaba Group Holding Ltd. sponsored ADR (a)	26,186	2,849,037
Anta Sports Products Ltd.	16,200	200,961
ASM Pacific Technology Ltd.	4,400	44,297
Autohome, Inc. ADR Class A	767	23,324
Baidu, Inc. sponsored ADR (a)	4,030	533,169
BeiGene Ltd. ADR (a)	744	140,318
Bilibili, Inc. ADR (a)(d)	3,089	79,017
BizLink Holding, Inc.	2,000	20,526
Chailease Holding Co. Ltd.	19,388	170,174
China Conch Environment Protection Holdings Ltd. (a)	23,000	28,544
China Conch Venture Holdings Ltd.	23,000	67,049
China Feihe Ltd. (b)	42,000	41,351
China Literature Ltd. (a)(b)	6,200	25,392
China Mengniu Dairy Co. Ltd.	39,000	209,095
China Resources Land Ltd.	40,000	185,206
China Resources Mixc Lifestyle Services Ltd. (b)	8,445	41,334
CIFI Holdings Group Co. Ltd.	57,466	33,490
CK Asset Holdings Ltd.	28,134	192,308
CK Hutchison Holdings Ltd.	38,000	277,872
Country Garden Holdings Co. Ltd.	102,129	78,180
Country Garden Services Holdings Co. Ltd.	27,000	113,741
Daqo New Energy Corp. ADR (a)	848	35,039
ENN Energy Holdings Ltd.	10,800	161,308
ESR Cayman Ltd. (a)(b)	20,400	63,217
Futu Holdings Ltd. ADR (a)(d)	857	27,904
Gaotu Techedu, Inc. ADR (a)(d)	1,436	2,470
GDS Holdings Ltd. ADR (a)(d)	1,624	63,742
Geely Automobile Holdings Ltd.	71,000	109,980
General Interface Solution Holding Ltd.	3,000	9,968
Hansoh Pharmaceutical Group Co. Ltd. (b)	14,000	23,278
Hello Group, Inc. ADR	2,224	12,855
Hengan International Group Co. Ltd.	9,500	43,774
Himax Technologies, Inc. sponsored ADR (d)	1,882	20,439
Huazhu Group Ltd. ADR	2,091	68,982
Hutchison China Meditech Ltd. sponsored ADR (a)	1,431	27,075
Innovent Biologics, Inc. (a)(b)	14,000	47,112
iQIYI, Inc. ADR (a)(d)	4,905	22,269
JD.com, Inc.:
Class A (a)	4,380	124,457
sponsored ADR (a)	12,749	737,785
JOYY, Inc. ADR	769	28,245
KE Holdings, Inc. ADR (a)	7,131	88,210
Kingboard Chemical Holdings Ltd.	9,500	45,820
Kingdee International Software Group Co. Ltd. (a)	37,000	81,064
Kingsoft Corp. Ltd.	13,600	43,325
Kuaishou Technology Class B (a)(b)	20,900	191,501
Li Ning Co. Ltd.	33,000	280,215
Longfor Properties Co. Ltd. (b)	22,500	115,091
Meituan Class B (a)(b)	57,400	1,087,382
Melco Crown Entertainment Ltd. sponsored ADR (a)	2,867	21,904
Microport Scientific Corp.	9,800	21,803
Ming Yuan Cloud Group Holdings Ltd.	11,000	14,820
Minth Group Ltd.	10,000	24,367
NetEase, Inc. ADR	5,302	475,536
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	22,445	25,812
NIO, Inc. sponsored ADR (a)(d)	19,351	407,339
PagSeguro Digital Ltd. (a)(d)	2,862	57,383
Parade Technologies Ltd.	1,000	62,541
Pinduoduo, Inc. ADR (a)	6,233	250,006
Ping An Healthcare and Technology Co. Ltd. (a)(b)	7,600	19,642
Pop Mart International Group Ltd. (b)	10,200	44,016
RLX Technology, Inc. ADR (a)(d)	10,016	17,929
Sands China Ltd. (a)	34,400	81,837
Sapiens International Corp. NV	445	11,312
Sea Ltd. ADR (a)	4,661	558,341
Shenzhou International Group Holdings Ltd.	11,300	149,183
Shimao Property Holdings Ltd.	18,000	10,049
Silicon Motion Tech Corp. sponsored ADR	488	32,608
Sino Biopharmaceutical Ltd.	143,250	88,948
SITC International Holdings Co. Ltd.	18,000	62,941
Smoore International Holdings Ltd. (b)	24,000	56,227
StoneCo Ltd. Class A (a)(d)	3,226	37,744
Sunac China Holdings Ltd.	43,000	24,681
Sunac Services Holdings Ltd. (b)	13,000	7,931
Sunny Optical Technology Group Co. Ltd.	10,100	160,402
TAL Education Group ADR (a)	5,259	15,830
Tencent Holdings Ltd.	85,900	3,959,504
Tencent Music Entertainment Group ADR (a)	8,358	40,703
Tingyi (Cayman Islands) Holding Corp.	26,000	43,598
Trip.com Group Ltd. ADR (a)	6,563	151,737
Vipshop Holdings Ltd. ADR (a)	5,193	46,737
Vnet Group, Inc. ADR (a)	1,318	7,684
Want Want China Holdings Ltd.	83,000	76,587
Weibo Corp. sponsored ADR (a)(d)	767	18,799
Weimob, Inc. (a)(b)	29,000	18,495
WH Group Ltd. (b)	111,500	70,017
Wharf Real Estate Investment Co. Ltd.	22,000	108,730
Wuxi Biologics (Cayman), Inc. (a)(b)	46,500	369,238
Xinyi Glass Holdings Ltd.	36,000	86,316
Xinyi Solar Holdings Ltd.	65,236	113,535
XP, Inc. Class A (a)	3,170	95,417
XPeng, Inc. ADR (a)	4,466	123,217
Yadea Group Holdings Ltd. (b)	14,000	21,446
Yihai International Holding Ltd.	6,000	17,041
Zai Lab Ltd. ADR (a)	1,085	47,718
Zhen Ding Technology Holding Ltd.	9,000	33,534
Zhongsheng Group Holdings Ltd. Class H	8,500	59,765
ZTO Express, Inc. sponsored ADR	6,275	156,875
TOTAL CAYMAN ISLANDS		17,468,249
Chile - 0.1%
Aguas Andinas SA	44,778	9,561
Banco de Chile	618,260	66,195
Banco de Credito e Inversiones	772	27,812
Banco Santander Chile	885,388	49,862
CAP SA	883	13,692
Cencosud SA	19,236	37,895
Colbun SA	105,834	8,680
Compania Cervecerias Unidas SA	1,806	13,517
Empresa Nacional de Telecomunicaciones SA (ENTEL)	2,217	9,690
Empresas CMPC SA	14,923	27,634
Empresas COPEC SA	4,808	39,720
Enel Americas SA	274,960	33,199
Enel Chile SA	360,580	10,770
Falabella SA	10,150	32,443
Parque Arauco SA	10,418	10,911
TOTAL CHILE		391,581
China - 1.6%
Agricultural Bank of China Ltd. (H Shares)	435,000	166,293
Anhui Conch Cement Co. Ltd. (H Shares)	17,000	86,946
Bank of China Ltd. (H Shares)	1,091,000	435,370
Bank of Communications Co. Ltd. (H Shares)	303,000	216,923
BYD Co. Ltd. (H Shares)	11,293	314,118
China CITIC Bank Corp. Ltd. (H Shares)	128,000	64,592
China Construction Bank Corp. (H Shares)	1,468,000	1,099,628
China International Capital Corp. Ltd. (H Shares) (b)	21,200	46,867
China Life Insurance Co. Ltd. (H Shares)	106,000	161,494
China Longyuan Power Grid Corp. Ltd. (H Shares)	48,000	107,892
China Merchants Bank Co. Ltd. (H Shares)	53,500	416,467
China Minsheng Banking Corp. Ltd. (H Shares)	87,800	32,934
China National Building Materials Co. Ltd. (H Shares)	64,000	78,723
China Pacific Insurance (Group) Co. Ltd. (H Shares)	37,000	89,522
China Petroleum & Chemical Corp. (H Shares)	362,000	179,886
China Shenhua Energy Co. Ltd. (H Shares)	48,000	152,794
China Tower Corp. Ltd. (H Shares) (b)	620,000	69,404
China Vanke Co. Ltd. (H Shares)	24,100	54,208
CITIC Securities Co. Ltd. (H Shares)	26,175	59,996
Fuyao Glass Industries Group Co. Ltd. (H Shares) (b)	8,400	34,105
Great Wall Motor Co. Ltd. (H Shares)	44,000	69,057
Guangzhou Automobile Group Co. Ltd. (H Shares)	38,800	31,994
Haier Smart Home Co. Ltd.	32,400	103,598
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (b)	1,700	20,503
Industrial & Commercial Bank of China Ltd. (H Shares)	936,000	573,817
New China Life Insurance Co. Ltd. (H Shares)	10,700	29,678
Nongfu Spring Co. Ltd. (H Shares) (b)(d)	24,400	128,627
PetroChina Co. Ltd. (H Shares)	300,000	152,345
PICC Property & Casualty Co. Ltd. (H Shares)	98,000	99,793
Ping An Insurance Group Co. of China Ltd. (H Shares)	84,500	590,745
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	133,000	107,098
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	34,800	36,962
Sinopharm Group Co. Ltd. (H Shares)	19,200	43,585
Tsingtao Brewery Co. Ltd. (H Shares)	6,000	47,167
Weichai Power Co. Ltd. (H Shares)	28,000	43,887
WuXi AppTec Co. Ltd. (H Shares) (b)	5,252	82,057
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	7,800	30,200
Zijin Mining Group Co. Ltd. (H Shares)	82,000	124,350
TOTAL CHINA		6,183,625
Colombia - 0.0%
BAC Holding International Corp. (a)(c)	59,034	1,690
Bancolombia SA	3,926	45,139
Grupo de Inversiones Suramerica SA	3,843	36,281
Interconexion Electrica SA ESP	6,303	40,594
TOTAL COLOMBIA		123,704
Czech Republic - 0.0%
CEZ A/S	2,299	96,476
Komercni Banka A/S	1,078	41,867
MONETA Money Bank A/S (b)	6,498	26,370
TOTAL CZECH REPUBLIC		164,713
Denmark - 1.6%
A.P. Moller - Maersk A/S:
Series A	44	130,545
Series B	83	249,412
Ambu A/S Series B	2,453	36,481
Ascendis Pharma A/S sponsored ADR (a)	719	84,382
Carlsberg A/S Series B	1,426	175,058
Chr. Hansen Holding A/S	1,460	107,848
Coloplast A/S Series B	1,687	255,477
Danske Bank A/S	9,674	161,998
Demant A/S (a)	1,435	65,304
DSV A/S	3,033	586,609
Genmab A/S (a)	934	337,317
GN Store Nord A/S	1,966	97,275
Novo Nordisk A/S Series B	23,420	2,597,656
Novozymes A/S Series B	2,982	205,331
ORSTED A/S (b)	2,688	336,461
Pandora A/S	1,420	136,761
Royal Unibrew A/S	589	55,395
SimCorp A/S	575	42,500
Tryg A/S	5,084	124,187
Vestas Wind Systems A/S	14,347	420,867
TOTAL DENMARK		6,206,864
Egypt - 0.0%
Commercial International Bank SAE	25,721	64,992
Finland - 0.8%
Elisa Corp. (A Shares)	2,136	129,064
Fortum Corp.	6,191	113,211
Huhtamaki Oyj	1,360	47,512
Kesko Oyj	3,876	107,239
Kojamo OYJ	2,131	51,345
Kone OYJ (B Shares)	5,725	301,401
Metso Outotec Oyj	10,014	85,123
Neste OYJ	6,120	280,830
Nokia Corp.	76,629	421,998
Nokian Tyres PLC	1,798	29,388
Nordea Bank ABP	50,091	518,363
Orion Oyj (B Shares)	1,512	68,830
Sampo Oyj (A Shares)	7,155	351,277
Stora Enso Oyj (R Shares)	8,709	171,636
TietoEVRY Oyj	1,493	39,870
UPM-Kymmene Corp.	7,586	248,907
Valmet Corp.	1,894	59,107
Wartsila Corp.	6,901	63,410
TOTAL FINLAND		3,088,511
France - 5.9%
Air Liquide SA	6,728	1,177,023
Alstom SA	4,193	98,112
Arkema SA	938	112,846
Atos Origin SA	1,420	38,911
AXA SA	29,216	855,279
BNP Paribas SA	16,336	933,515
Bouygues SA	3,083	107,876
Bureau Veritas SA	4,097	117,568
Capgemini SA	2,230	499,555
Carrefour SA	8,811	191,746
Compagnie de St. Gobain	7,562	449,942
Compagnie Generale des Etablissements Michelin SCA Series B	2,531	342,990
Credit Agricole SA	19,779	236,331
Danone SA	9,764	539,393
Dassault Systemes SA	9,819	482,394
Edenred SA	3,545	176,161
Eiffage SA	1,141	117,690
ENGIE	25,261	332,106
EssilorLuxottica SA	4,270	785,549
Faurecia SA	1,850	48,401
Gecina SA	772	97,615
Hermes International SCA	495	707,217
Kering SA	1,048	661,631
L'Oreal SA	3,485	1,392,067
Legrand SA	3,794	360,720
LVMH Moet Hennessy Louis Vuitton SE	3,800	2,712,437
Orange SA	26,789	317,217
Orpea	779	33,936
Pernod Ricard SA	2,863	631,222
Publicis Groupe SA	3,349	204,729
Renault SA (a)	2,950	77,113
Safran SA	4,978	586,087
Sanofi SA	16,337	1,670,289
Sartorius Stedim Biotech	341	140,519
Schneider Electric SA	8,082	1,356,890
Societe Generale Series A	11,284	302,494
Sodexo SA	1,172	95,684
Teleperformance	834	319,501
Thales SA	1,515	189,732
Total SA	35,257	1,783,989
Ubisoft Entertainment SA (a)	1,317	57,873
Valeo SA	3,271	60,419
Veolia Environnement SA	9,218	296,643
VINCI SA	7,395	755,567
Vivendi SA	11,475	150,300
Worldline SA (a)(b)	3,548	153,984
TOTAL FRANCE		22,759,263
Germany - 4.5%
adidas AG	2,647	616,820
Allianz SE	5,855	1,398,222
BASF AG	13,049	744,583
Bayer AG	13,959	954,783
Bayerische Motoren Werke AG (BMW)	4,531	391,558
Bechtle AG	1,164	65,929
Beiersdorf AG	1,394	146,445
Brenntag SE	2,193	177,923
Carl Zeiss Meditec AG	521	84,696
Commerzbank AG (a)	14,077	107,872
Continental AG	1,535	110,038
Covestro AG (b)	2,746	138,276
Daimler Truck Holding AG (a)	5,931	165,538
Delivery Hero AG (a)(b)	2,698	118,969
Deutsche Bank AG (a)	29,367	373,928
Deutsche Borse AG	2,697	485,489
Deutsche Post AG	14,084	672,538
Deutsche Telekom AG	48,171	897,143
Deutsche Wohnen SE (Bearer)	722	24,281
E.ON AG	31,893	370,538
Evonik Industries AG	2,705	75,349
Evotec OAI AG (a)	2,246	68,079
Fresenius Medical Care AG & Co. KGaA	2,829	189,574
Fresenius SE & Co. KGaA	5,872	215,599
GEA Group AG	2,325	95,962
Hannover Reuck SE	857	146,332
HeidelbergCement AG	2,080	117,882
HelloFresh AG (a)	2,473	112,057
Henkel AG & Co. KGaA	1,466	96,763
Infineon Technologies AG	18,579	628,528
KION Group AG	1,024	67,968
Knorr-Bremse AG	937	72,186
Lanxess AG	1,231	54,322
LEG Immobilien AG	1,033	117,990
Mercedes-Benz Group AG (Germany)	11,854	832,027
Merck KGaA	1,837	385,810
MTU Aero Engines AG	760	177,146
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,990	532,006
Puma AG	1,456	124,733
Rational AG	73	50,634
Rheinmetall AG	619	131,544
RWE AG	9,608	420,158
SAP SE	15,529	1,721,050
Scout24 AG (b)	1,186	68,225
Siemens AG	11,353	1,572,020
Siemens Energy AG	5,678	130,148
Siemens Healthineers AG (b)	4,004	249,111
Symrise AG	1,885	225,998
TAG Immobilien AG	2,078	47,240
TeamViewer AG (a)(b)	2,145	31,951
Thyssenkrupp AG	5,756	49,603
United Internet AG	1,464	50,498
Vitesco Technologies Group AG (a)	315	12,545
Vonovia SE	11,029	516,217
Zalando SE (a)(b)	2,755	140,195
TOTAL GERMANY		17,573,019
Greece - 0.1%
Alpha Bank SA (a)	28,576	35,279
Eurobank Ergasias Services and Holdings SA (a)	36,345	42,720
Hellenic Telecommunications Organization SA	3,275	59,417
Jumbo SA	1,543	23,044
Motor Oil (HELLAS) Corinth Refineries SA	942	14,673
Mytilineos SA	1,434	23,557
National Bank of Greece SA (a)	7,849	29,123
OPAP SA	2,828	41,296
Public Power Corp. of Greece (a)	2,905	24,424
Terna Energy SA	676	12,414
TOTAL GREECE		305,947
Hong Kong - 1.5%
AIA Group Ltd.	171,800	1,793,916
Bank of East Asia Ltd.	20,913	32,677
BOC Hong Kong (Holdings) Ltd.	51,000	191,902
BYD Electronic International Co. Ltd.	9,500	18,826
China Evergrande New Energy Vehicle Group Ltd. (a)	50,000	19,987
China Overseas Land and Investment Ltd.	53,000	157,714
China Resources Beer Holdings Co. Ltd.	22,000	133,848
China Taiping Insurance Group Ltd.	19,200	23,289
CLP Holdings Ltd.	23,500	228,653
CSPC Pharmaceutical Group Ltd.	120,400	137,960
Fosun International Ltd.	34,000	36,748
Galaxy Entertainment Group Ltd.	28,000	165,687
Guangdong Investment Ltd.	40,000	54,498
Hang Lung Properties Ltd.	26,000	52,405
Hang Seng Bank Ltd.	10,300	198,097
Henderson Land Development Co. Ltd.	18,610	77,251
Hong Kong & China Gas Co. Ltd.	153,403	185,299
Hong Kong Exchanges and Clearing Ltd.	16,943	794,175
Lenovo Group Ltd.	100,000	108,326
Link (REIT)	29,722	253,120
MTR Corp. Ltd.	21,848	117,657
New World Development Co. Ltd.	20,250	82,157
Power Assets Holdings Ltd.	19,500	126,995
Sino Land Ltd.	44,543	57,434
Sun Hung Kai Properties Ltd.	22,000	261,745
Techtronic Industries Co. Ltd.	24,500	392,526
Vitasoy International Holdings Ltd.	14,000	26,548
Wharf Holdings Ltd.	20,000	60,918
TOTAL HONG KONG		5,790,358
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	8,137	71,792
OTP Bank PLC (a)	3,149	115,163
Richter Gedeon PLC	1,875	39,635
TOTAL HUNGARY		226,590
India - 3.1%
Adani Green Energy Ltd. (a)	5,562	139,408
Adani Ports & Special Economic Zone Ltd.	10,434	105,688
Apollo Hospitals Enterprise Ltd.	1,432	84,815
Asian Paints Ltd.	6,403	258,571
Aurobindo Pharma Ltd.	4,023	35,264
Avenue Supermarts Ltd. (a)(b)	2,117	111,107
Axis Bank Ltd. (a)	32,244	320,372
Bajaj Auto Ltd.	981	47,017
Bajaj Finance Ltd.	3,769	357,216
Bajaj Finserv Ltd.	543	120,932
Bharat Petroleum Corp. Ltd.	14,133	66,600
Bharti Airtel Ltd. (a)	34,337	339,748
Britannia Industries Ltd.	1,674	70,441
Cipla Ltd./India (a)	7,228	96,582
Coal India Ltd.	29,756	71,443
Divi's Laboratories Ltd.	1,815	104,770
Dr. Reddy's Laboratories Ltd.	1,734	97,919
Eicher Motors Ltd.	1,977	63,626
HCL Technologies Ltd.	15,416	235,127
HDFC Standard Life Insurance Co. Ltd. (b)	13,219	93,338
Hero Motocorp Ltd.	1,842	55,290
Hindalco Industries Ltd.	20,769	154,638
Hindustan Unilever Ltd.	12,676	340,353
Housing Development Finance Corp. Ltd.	25,683	801,444
ICICI Bank Ltd.	72,942	694,320
Indian Oil Corp. Ltd.	36,001	56,067
Info Edge India Ltd.	1,045	61,702
Infosys Ltd.	51,973	1,298,925
ITC Ltd.	41,923	137,676
JSW Steel Ltd.	13,742	131,744
Kotak Mahindra Bank Ltd. (a)	15,492	355,084
Larsen & Toubro Ltd.	9,783	226,419
Mahindra & Mahindra Ltd.	13,590	143,432
Maruti Suzuki India Ltd.	1,888	186,983
NTPC Ltd.	67,658	119,749
Oil & Natural Gas Corp. Ltd.	51,872	111,324
Power Grid Corp. of India Ltd.	48,566	138,180
Reliance Industries Ltd.	48,983	1,690,797
Shriram Transport Finance Co. Ltd.	2,822	41,821
State Bank of India	25,356	163,492
Sun Pharmaceutical Industries Ltd.	15,376	184,696
Tata Consultancy Services Ltd.	14,478	710,097
Tata Consumer Products Ltd.	8,511	86,784
Tata Motors Ltd. (a)	25,012	141,080
Tata Steel Ltd.	11,117	189,802
Tech Mahindra Ltd.	8,822	173,224
Titan Co. Ltd.	5,921	196,852
Ultratech Cement Ltd.	1,638	141,679
UPL Ltd. (a)	7,818	78,851
Vedanta Ltd.	18,500	97,502
Wipro Ltd.	21,009	162,967
TOTAL INDIA		11,892,958
Indonesia - 0.5%
Perusahaan Gas Negara Tbk PT Series B (a)	143,500	13,983
PT ACE Hardware Indonesia Tbk	94,200	6,676
PT Adaro Energy Tbk	200,100	37,347
PT Aneka Tambang Tbk	117,300	19,865
PT Astra International Tbk	287,300	131,377
PT Bank Central Asia Tbk	788,300	438,181
PT Bank Mandiri (Persero) Tbk	265,300	145,507
PT Bank Negara Indonesia (Persero) Tbk	106,400	60,791
PT Bank Rakyat Indonesia (Persero) Tbk	916,751	296,097
PT Barito Pacific Tbk	382,200	24,027
PT Bukalapak.com Tbk (a)	841,500	22,276
PT Bukit Asam Tbk	52,800	12,065
PT Bumi Serpong Damai Tbk (a)	114,500	8,101
PT Charoen Pokphand Indonesia Tbk	102,200	40,154
PT Ciputra Development Tbk	131,600	9,514
PT Gudang Garam Tbk	7,000	15,387
PT Indah Kiat Pulp & Paper Tbk	35,300	19,383
PT Indocement Tunggal Prakarsa Tbk	25,800	19,288
PT Indofood CBP Sukses Makmur Tbk	32,100	16,402
PT Indofood Sukses Makmur Tbk	60,600	25,080
PT Jasa Marga Tbk (a)	30,900	8,274
PT Kalbe Farma Tbk	275,600	30,678
PT Merdeka Copper Gold Tbk (a)	172,600	54,223
PT Mitra Keluarga Karyasehat Tbk	73,000	11,014
PT Pabrik Kertas Tjiwi Kimia Tbk	16,400	8,015
PT Sarana Menara Nusantara Tbk	335,700	24,982
PT Semen Gresik (Persero) Tbk	40,400	18,644
PT Surya Citra Media Tbk (a)	388,500	7,878
PT Telkom Indonesia Persero Tbk	676,600	215,261
PT Tower Bersama Infrastructure Tbk	130,200	25,961
PT United Tractors Tbk	21,200	37,630
PT Vale Indonesia Tbk	31,000	14,387
PT XL Axiata Tbk	52,900	9,736
TOTAL INDONESIA		1,828,184
Ireland - 0.5%
Bank of Ireland Group PLC (a)	13,199	84,805
CRH PLC	10,981	437,979
DCC PLC (United Kingdom)	1,444	112,411
Flutter Entertainment PLC (a)	437	50,977
Flutter Entertainment PLC (Ireland) (a)	1,737	201,763
ICON PLC (a)	1,158	281,649
James Hardie Industries PLC CDI	6,322	189,648
Kerry Group PLC Class A	2,183	244,151
Kingspan Group PLC (Ireland)	2,189	215,618
Ryanair Holdings PLC sponsored ADR (a)	1,412	123,013
Smurfit Kappa Group PLC	3,669	164,180
TOTAL IRELAND		2,106,194
Isle of Man - 0.1%
Entain PLC (a)	8,325	179,735
NEPI Rockcastle PLC	6,783	45,059
TOTAL ISLE OF MAN		224,794
Israel - 0.6%
Airport City Ltd. (a)	950	21,729
Alony Hetz Properties & Investments Ltd.	2,124	35,363
Amot Investments Ltd.	2,656	19,992
Azrieli Group	517	45,655
Bank Hapoalim BM (Reg.)	16,912	168,267
Bank Leumi le-Israel BM	20,652	223,534
Bezeq The Israel Telecommunication Corp. Ltd. (a)	29,152	50,163
Check Point Software Technologies Ltd. (a)	1,471	203,380
Clal Insurance Enterprises Holdings Ltd. (a)	831	19,578
Cognyte Software Ltd. (a)	838	9,478
Compugen Ltd. (a)(d)	1,166	3,755
CyberArk Software Ltd. (a)	567	95,681
Danel Adir Yeoshua Ltd.	74	13,675
Elbit Systems Ltd. (Israel)	351	76,995
Electra Israel Ltd.	28	20,877
Energix-Renewable Energies Ltd.	3,426	13,152
Enlight Renewable Energy Ltd. (a)	13,074	30,797
First International Bank of Israel	745	32,241
Formula Systems (1985) Ltd.	143	14,376
Gav-Yam Lands Corp. Ltd.	784	9,250
Global-e Online Ltd. (a)	399	13,478
Harel Insurance Investments and Financial Services Ltd.	1,700	20,830
Icl Group Ltd.	9,856	118,077
InMode Ltd. (a)	689	25,431
Israel Corp. Ltd. (Class A) (a)	60	34,999
Israel Discount Bank Ltd. (Class A)	16,582	103,719
Kornit Digital Ltd. (a)	658	54,410
Melisron Ltd. (a)	320	26,764
Mivne Real Estate KD Ltd.	8,123	31,819
Mizrahi Tefahot Bank Ltd.	2,116	83,019
Nano Dimension Ltd. ADR (a)(d)	3,672	13,072
NICE Systems Ltd. (a)	897	197,019
Nova Ltd. (a)	383	41,875
Paz Oil Co. Ltd. (a)	135	19,837
Plus500 Ltd.	1,512	28,056
Radware Ltd. (a)	590	18,862
Reit 1 Ltd.	2,629	17,861
Shapir Engineering and Industry Ltd.	2,093	20,824
Shikun & Binui Ltd. (a)	3,340	20,096
Shufersal Ltd.	3,759	34,114
Strauss Group Ltd.	736	21,985
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	15,693	147,357
The Phoenix Holdings Ltd.	2,223	29,293
Tower Semiconductor Ltd. (a)	1,537	74,512
Wix.com Ltd. (a)	813	84,926
TOTAL ISRAEL		2,390,173
Italy - 1.2%
A2A SpA	22,284	38,321
Amplifon SpA	1,322	59,288
Assicurazioni Generali SpA	17,253	396,419
Atlantia SpA	7,140	149,284
Azimut Holding SpA	1,588	37,120
Banco BPM SpA	21,606	64,295
Buzzi Unicem SpA	1,392	25,955
DiaSorin SpA	278	43,640
Enel SpA	109,761	732,847
Eni SpA	35,842	522,692
FinecoBank SpA	8,660	132,445
Hera SpA	11,352	42,020
Infrastrutture Wireless Italiane SpA (b)	5,034	56,607
Interpump Group SpA	1,175	59,403
Intesa Sanpaolo SpA	243,013	556,200
Italgas SpA	6,875	44,294
Iveco Group NV (a)	2,949	19,411
Leonardo SpA	5,748	57,356
Mediobanca SpA	10,215	104,189
Moncler SpA	2,992	167,944
Nexi SpA (a)(b)	6,515	75,676
Pirelli & C. SpA (b)	6,185	33,739
Poste Italiane SpA (b)	6,474	73,910
Prada SpA	7,300	46,240
Prysmian SpA	3,807	130,388
Recordati SpA	1,430	72,200
Reply SpA	320	53,100
Snam Rete Gas SpA	29,023	167,363
Telecom Italia SpA	141,025	51,774
Telecom Italia SpA (Risparmio Shares)	89,042	30,339
Terna - Rete Elettrica Naziona	19,960	171,921
UniCredit SpA	31,642	341,346
TOTAL ITALY		4,557,726
Japan - 15.7%
ACOM Co. Ltd.	6,600	17,163
Activia Properties, Inc.	11	38,348
Advance Residence Investment Corp.	20	56,448
Advantest Corp.	2,800	218,607
Aeon (REIT) Investment Corp.	24	29,688
AEON Co. Ltd.	12,400	264,399
AGC, Inc.	3,200	127,857
Aica Kogyo Co. Ltd.	1,000	24,318
Ain Holdings, Inc.	400	20,785
Air Water, Inc.	3,300	46,342
Aisin Seiki Co. Ltd.	2,600	88,862
Ajinomoto Co., Inc.	7,800	221,386
Alfresa Holdings Corp.	3,000	41,585
Alps Electric Co. Ltd.	2,900	28,552
Amada Co. Ltd.	5,100	44,838
Ana Holdings, Inc. (a)(d)	2,300	48,077
Anritsu Corp.	1,900	24,059
Aozora Bank Ltd.	1,700	35,818
As One Corp.	400	23,603
Asahi Group Holdings	7,200	262,227
ASAHI INTECC Co. Ltd.	3,400	66,329
Asahi Kasei Corp.	19,800	171,261
Asics Corp.	2,700	52,101
Astellas Pharma, Inc.	26,500	414,060
Azbil Corp.	1,900	63,061
Bandai Namco Holdings, Inc.	3,200	242,654
Bank of Kyoto Ltd.	1,100	47,835
BayCurrent Consulting, Inc.	200	72,396
Benefit One, Inc.	1,100	23,086
Bic Camera, Inc.	2,400	21,267
Bridgestone Corp.	8,600	333,816
Brother Industries Ltd.	3,700	67,286
Calbee, Inc.	1,600	30,849
Canon, Inc.	14,800	360,735
Capcom Co. Ltd.	2,300	55,762
Casio Computer Co. Ltd.	3,300	37,777
Central Japan Railway Co.	2,900	378,141
Chiba Bank Ltd.	10,600	62,325
Chubu Electric Power Co., Inc. (d)	10,200	105,568
Chugai Pharmaceutical Co. Ltd.	9,100	303,653
Chugoku Electric Power Co., Inc.	4,600	31,987
Coca-Cola West Co. Ltd.	2,100	24,746
COMSYS Holdings Corp.	1,800	39,197
Concordia Financial Group Ltd.	17,200	64,012
Cosmos Pharmaceutical Corp.	300	36,360
CyberAgent, Inc.	5,800	71,773
Dai Nippon Printing Co. Ltd.	3,900	91,436
Dai-ichi Mutual Life Insurance Co.	15,900	323,101
Daicel Chemical Industries Ltd.	4,100	27,329
Daifuku Co. Ltd.	1,800	128,433
Daiichi Sankyo Kabushiki Kaisha	26,000	567,762
Daikin Industries Ltd.	4,200	762,737
Daio Paper Corp.	1,700	21,959
Daito Trust Construction Co. Ltd.	1,000	106,144
Daiwa House Industry Co. Ltd.	9,500	247,653
Daiwa House REIT Investment Corp.	30	80,880
Daiwa Office Investment Corp.	4	24,832
Daiwa Securities Group, Inc.	21,700	122,751
Daiwa Securities Living Invest	31	29,248
Denka Co. Ltd.	1,300	36,017
DENSO Corp.	7,400	472,121
Dentsu Group, Inc.	3,500	143,032
Dic Corp.	1,200	24,519
Disco Corp.	381	106,542
Dmg Mori Co. Ltd.	1,900	25,737
Dowa Holdings Co. Ltd.	800	36,562
East Japan Railway Co.	5,400	312,539
Ebara Corp.	1,200	66,565
Eisai Co. Ltd.	4,200	194,580
Electric Power Development Co. Ltd.	2,496	35,648
ENEOS Holdings, Inc.	45,800	171,234
Exeo Group, Inc.	1,600	29,507
Ezaki Glico Co. Ltd.	800	24,411
Fancl Corp.	1,200	26,730
FANUC Corp.	2,700	473,877
Fast Retailing Co. Ltd.	900	461,391
Food & Life Companies Ltd.	1,700	47,416
FP Corp.	800	19,069
Freee KK (a)	500	17,748
Frontier Real Estate Investment Corp.	7	29,118
Fuji Corp.	1,400	25,251
Fuji Electric Co. Ltd.	2,100	104,666
FUJIFILM Holdings Corp.	5,700	347,928
Fujitsu Ltd.	2,600	389,547
Fukuoka Financial Group, Inc.	2,700	52,099
Furukawa Electric Co. Ltd.	1,000	17,728
GLP J-REIT	64	97,248
GMO Internet, Inc.	900	20,435
GMO Payment Gateway, Inc.	600	61,126
GOLDWIN, Inc.	500	25,287
GS Yuasa Corp.	1,200	22,799
Hakuhodo DY Holdings, Inc.	4,300	53,978
Hamamatsu Photonics K.K.	2,100	111,537
Hankyu Hanshin Holdings, Inc.	3,400	98,266
Harmonic Drive Systems, Inc.	700	24,040
Haseko Corp.	3,200	36,755
Hikari Tsushin, Inc.	300	34,106
Hino Motors Ltd.	4,000	23,383
Hirose Electric Co. Ltd.	500	72,477
Hisamitsu Pharmaceutical Co., Inc.	1,200	35,732
Hitachi Construction Machinery Co. Ltd.	1,500	38,866
Hitachi Ltd.	13,800	690,610
Hitachi Metals Ltd. (a)	2,900	48,518
Honda Motor Co. Ltd.	24,400	691,639
Horiba Ltd.	600	32,694
Hoshizaki Corp.	800	54,880
House Foods Group, Inc.	1,100	26,069
Hoya Corp.	5,300	603,977
Hulic Co. Ltd.	8,400	75,360
Ibiden Co. Ltd.	1,900	92,629
Idemitsu Kosan Co. Ltd.	3,487	96,121
IHI Corp.	2,200	52,561
Iida Group Holdings Co. Ltd.	2,600	44,826
Industrial & Infrastructure Fund Investment Corp.	29	43,937
Infomart Corp.	2,800	14,950
INPEX Corp.	15,400	181,063
Invincible Investment Corp.	87	30,027
Isetan Mitsukoshi Holdings Ltd.	5,700	44,859
Isuzu Motors Ltd.	8,800	113,679
ITO EN Ltd.	900	44,178
Itochu Corp.	21,200	717,110
ITOCHU Techno-Solutions Corp.	1,400	35,762
Iwatani Corp.	700	29,501
Iyo Bank Ltd.	4,600	22,422
J. Front Retailing Co. Ltd.	3,800	30,827
Japan Airlines Co. Ltd. (a)	2,100	39,151
Japan Airport Terminal Co. Ltd. (a)	1,300	59,212
Japan Exchange Group, Inc.	7,600	141,116
Japan Hotel REIT Investment Corp.	64	32,629
Japan Logistics Fund, Inc.	13	33,838
Japan Post Holdings Co. Ltd.	17,100	125,587
Japan Post Insurance Co. Ltd.	2,800	48,762
Japan Prime Realty Investment Corp.	14	45,828
Japan Real Estate Investment Corp.	20	104,752
Japan Retail Fund Investment Corp.	99	83,537
Japan Steel Works Ltd.	1,100	34,094
Japan Tobacco, Inc.	15,600	266,410
JCR Pharmaceuticals Co. Ltd.	1,100	20,231
JFE Holdings, Inc.	8,200	114,752
JGC Corp.	3,700	44,224
JSR Corp.	3,100	91,289
JTEKT Corp.	3,500	27,383
Justsystems Corp.	400	18,842
K's Holdings Corp.	2,800	28,860
Kadokawa Corp.	1,600	41,915
Kagome Co. Ltd.	1,200	30,661
Kajima Corp.	7,100	86,384
Kakaku.com, Inc.	1,800	40,199
Kamigumi Co. Ltd.	1,600	28,721
Kaneka Corp.	1,000	28,886
Kansai Electric Power Co., Inc.	11,700	110,204
Kansai Paint Co. Ltd.	3,700	59,400
Kao Corp.	6,700	273,565
Kawasaki Heavy Industries Ltd.	2,400	43,483
KDDI Corp.	23,600	773,765
Keihan Electric Railway Co., Ltd.	1,500	36,772
Keikyu Corp.	3,900	39,898
Keio Corp.	1,700	66,267
Keisei Electric Railway Co.	2,500	69,449
Kenedix Office Investment Corp.	6	35,921
Kewpie Corp.	1,600	30,657
Keyence Corp.	2,700	1,251,997
Kikkoman Corp.	2,800	185,462
Kinden Corp.	1,900	24,488
Kintetsu Group Holdings Co. Ltd. (a)	2,700	77,287
Kirin Holdings Co. Ltd.	11,800	176,253
Kobayashi Pharmaceutical Co. Ltd.	800	64,098
Kobe Bussan Co. Ltd.	1,800	55,394
Koei Tecmo Holdings Co. Ltd.	850	27,874
Koito Manufacturing Co. Ltd.	1,800	72,845
Komatsu Ltd.	13,800	331,552
Konami Holdings Corp.	1,400	88,305
Konica Minolta, Inc.	7,100	29,804
Kose Corp.	500	52,313
Kubota Corp.	16,300	305,531
Kuraray Co. Ltd.	5,100	43,901
Kurita Water Industries Ltd.	1,500	55,366
Kyocera Corp.	5,000	279,797
Kyowa Hakko Kirin Co., Ltd.	3,600	83,750
Kyushu Electric Power Co., Inc.	6,700	44,859
Kyushu Railway Co.	2,200	44,937
LaSalle Logiport REIT	25	35,959
Lasertec Corp.	1,100	183,000
Lawson, Inc.	700	26,796
Lion Corp.	4,200	46,810
LIXIL Group Corp.	4,100	76,325
M3, Inc.	6,100	220,308
Mabuchi Motor Co. Ltd.	800	24,904
Makita Corp.	4,000	127,986
Mani, Inc.	1,100	13,122
Marubeni Corp.	24,700	286,822
Marui Group Co. Ltd.	3,199	58,533
Matsumotokiyoshi Holdings Co. Ltd.	1,900	67,207
Mazda Motor Corp. (a)	8,600	63,215
McDonald's Holdings Co. (Japan) Ltd.	1,000	41,586
Mebuki Financial Group, Inc.	16,700	34,776
Medipal Holdings Corp.	3,000	49,362
Meiji Holdings Co. Ltd.	2,100	113,887
Menicon Co. Ltd.	900	21,536
Mercari, Inc. (a)	1,600	41,302
Minebea Mitsumi, Inc.	5,800	126,324
Misumi Group, Inc.	4,000	119,083
Mitsubishi Chemical Holdings Corp.	20,100	133,680
Mitsubishi Corp.	21,100	791,814
Mitsubishi Electric Corp.	30,500	349,800
Mitsubishi Estate Co. Ltd.	19,800	294,831
Mitsubishi Gas Chemical Co., Inc.	3,000	50,784
Mitsubishi Heavy Industries Ltd.	4,800	157,566
Mitsubishi Logistics Corp.	1,100	27,217
Mitsubishi Materials Corp.	1,900	33,242
Mitsubishi UFJ Financial Group, Inc.	183,300	1,133,003
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,200	52,041
Mitsui & Co. Ltd.	23,300	632,484
Mitsui Chemicals, Inc.	2,900	72,905
Mitsui Fudosan Co. Ltd.	13,700	293,212
Mitsui Fudosan Logistics Park, Inc.	7	33,010
Mitsui Mining & Smelting Co. Ltd.	800	21,858
Mitsui OSK Lines Ltd.	5,100	141,672
Miura Co. Ltd.	1,600	39,423
Mizuho Financial Group, Inc.	36,030	459,576
MonotaRO Co. Ltd.	3,500	75,118
Mori Hills REIT Investment Corp.	23	28,492
Morinaga & Co. Ltd.	700	21,816
Morinaga Milk Industry Co. Ltd.	600	25,668
MS&AD Insurance Group Holdings, Inc.	6,700	217,535
Murata Manufacturing Co. Ltd.	9,100	599,443
Nabtesco Corp.	1,700	44,884
Nagoya Railroad Co. Ltd. (a)	2,800	49,547
Nankai Electric Railway Co. Ltd.	1,600	30,871
NEC Corp.	3,900	163,842
Net One Systems Co. Ltd.	1,200	27,956
Nexon Co. Ltd.	6,600	157,897
NGK Insulators Ltd.	3,800	54,207
NGK Spark Plug Co. Ltd.	2,400	38,642
NH Foods Ltd.	1,490	50,609
Nichirei Corp.	1,800	34,908
Nidec Corp.	7,800	616,068
Nifco, Inc.	1,300	29,569
Nihon Kohden Corp.	1,300	31,228
Nihon M&A Center Holdings, Inc.	4,300	60,148
Nihon Unisys Ltd.	1,100	27,908
Nikon Corp.	5,000	53,390
Nintendo Co. Ltd.	1,700	858,096
Nippon Accommodations Fund, Inc.	7	36,798
Nippon Building Fund, Inc.	23	130,475
Nippon Electric Glass Co. Ltd.	1,200	26,543
Nippon Express Holdings, Inc.	1,200	82,441
Nippon Gas Co. Ltd.	1,600	19,525
Nippon Paint Holdings Co. Ltd.	20,600	180,484
Nippon Sanso Holdings Corp.	3,000	57,041
Nippon Shinyaku Co. Ltd.	900	61,191
Nippon Shokubai Co. Ltd.	500	21,722
Nippon Steel & Sumitomo Metal Corp.	13,500	238,203
Nippon Telegraph & Telephone Corp.	17,000	493,916
Nippon Yusen KK	2,400	209,939
Nishi-Nippon Railroad Co. Ltd.	1,100	24,105
Nissan Chemical Corp.	2,000	117,316
Nissan Motor Co. Ltd. (a)	34,200	151,962
Nisshin Seifun Group, Inc.	3,700	51,620
Nissin Food Holdings Co. Ltd.	1,200	84,138
Nitori Holdings Co. Ltd.	1,200	150,975
Nitto Denko Corp.	2,100	150,545
NOF Corp.	1,200	49,031
Nomura Holdings, Inc.	43,600	183,371
Nomura Real Estate Holdings, Inc.	1,700	40,713
Nomura Real Estate Master Fund, Inc.	67	88,568
Nomura Research Institute Ltd.	6,200	202,289
NSK Ltd.	7,000	41,945
NTT Data Corp.	9,200	180,801
Obayashi Corp.	10,300	75,599
OBIC Co. Ltd.	1,000	149,777
Odakyu Electric Railway Co. Ltd.	4,900	81,216
Oji Holdings Corp.	14,400	71,441
Olympus Corp.	18,500	350,623
OMRON Corp.	2,900	192,991
Ono Pharmaceutical Co. Ltd.	7,100	177,964
Open House Group Co. Ltd.	1,100	48,678
Oracle Corp. Japan	500	34,649
Oriental Land Co. Ltd.	3,300	631,638
ORIX Corp.	17,400	346,827
ORIX JREIT, Inc.	39	52,889
Osaka Gas Co. Ltd.	5,900	101,103
Otsuka Corp.	1,700	60,276
Otsuka Holdings Co. Ltd.	7,900	272,928
Pan Pacific International Holdings Ltd.	7,600	121,604
Panasonic Corp.	33,100	321,470
Park24 Co. Ltd. (a)	1,600	26,182
Penta-Ocean Construction Co. Ltd.	3,900	19,456
PeptiDream, Inc. (a)	1,400	24,880
Persol Holdings Co. Ltd.	2,700	60,497
Pigeon Corp.	1,700	29,897
Rakuten Group, Inc.	13,000	102,215
Recruit Holdings Co. Ltd.	24,100	1,047,074
Relo Group, Inc.	1,600	23,808
Renesas Electronics Corp. (a)	19,900	230,581
Rengo Co. Ltd.	3,400	21,718
Resona Holdings, Inc.	34,500	146,947
Ricoh Co. Ltd.	10,600	91,794
Rinnai Corp.	500	37,402
ROHM Co. Ltd.	1,300	100,932
Rohto Pharmaceutical Co. Ltd.	1,600	48,298
Ryohin Keikaku Co. Ltd.	3,800	44,077
Sankyu, Inc.	800	26,075
Santen Pharmaceutical Co. Ltd.	5,700	56,991
Sanwa Holdings Corp.	3,300	33,398
Sawai Group Holdings Co. Ltd.	600	21,909
SBI Holdings, Inc. Japan	3,500	88,308
Screen Holdings Co. Ltd.	700	69,773
SCSK Corp.	2,200	37,621
Secom Co. Ltd.	3,000	217,026
Sega Sammy Holdings, Inc.	2,500	43,111
Seibu Holdings, Inc. (a)	3,900	40,333
Seiko Epson Corp.	4,400	66,101
Seino Holdings Co. Ltd.	2,300	20,925
Sekisui Chemical Co. Ltd.	6,300	90,272
Sekisui House (REIT), Inc.	63	41,680
Sekisui House Ltd.	9,200	177,957
Seven & i Holdings Co. Ltd.	11,300	538,752
SG Holdings Co. Ltd.	7,200	135,582
Sharp Corp.	2,900	27,070
Shimadzu Corp.	3,900	134,139
Shimamura Co. Ltd.	300	26,664
SHIMANO, Inc.	1,200	274,810
SHIMIZU Corp.	10,000	60,012
Shin-Etsu Chemical Co. Ltd.	5,600	850,827
Shinsei Bank Ltd.	1,800	32,831
Shionogi & Co. Ltd.	4,000	245,773
Ship Healthcare Holdings, Inc.	1,200	19,441
Shiseido Co. Ltd.	5,700	287,898
Shizuoka Bank Ltd.	8,489	59,580
SHO-BOND Holdings Co. Ltd.	700	30,456
Shochiku Co. Ltd. (a)	200	20,031
Showa Denko K.K.	2,600	51,336
Skylark Holdings Co. Ltd.	3,200	41,348
SMC Corp.	880	491,915
SMS Co., Ltd.	1,000	27,424
SoftBank Corp.	39,400	459,527
SoftBank Group Corp.	17,900	800,303
Sohgo Security Services Co., Ltd.	1,200	39,134
Sojitz Corp.	3,080	50,654
Sompo Holdings, Inc.	5,000	219,702
Sony Group Corp.	17,900	1,841,475
Sotetsu Holdings, Inc.	1,400	26,154
Square Enix Holdings Co. Ltd.	1,300	57,588
Stanley Electric Co. Ltd.	2,200	41,596
Subaru Corp.	8,700	138,182
Sugi Holdings Co. Ltd.	500	24,748
Sumco Corp.	4,600	75,279
Sumitomo Chemical Co. Ltd.	23,500	107,602
Sumitomo Corp.	17,700	306,540
Sumitomo Dainippon Pharma Co., Ltd.	2,700	26,638
Sumitomo Electric Industries Ltd.	11,300	134,326
Sumitomo Forestry Co. Ltd.	2,700	47,575
Sumitomo Heavy Industries Ltd.	1,700	38,957
Sumitomo Metal Mining Co. Ltd.	3,900	197,588
Sumitomo Mitsui Financial Group, Inc.	19,500	615,973
Sumitomo Mitsui Trust Holdings, Inc.	5,300	172,487
Sumitomo Realty & Development Co. Ltd.	6,800	188,192
Sundrug Co. Ltd.	1,000	24,355
Suntory Beverage & Food Ltd.	1,800	68,607
Suzuken Co. Ltd.	1,100	32,584
Suzuki Motor Corp.	7,000	239,891
Sysmex Corp.	2,400	173,826
T&D Holdings, Inc.	8,400	114,055
Taiheiyo Cement Corp.	1,700	28,013
Taisei Corp.	2,900	83,720
Taisho Pharmaceutical Holdings Co. Ltd.	800	37,137
Taiyo Yuden Co. Ltd.	1,900	85,059
Takara Holdings, Inc.	2,800	25,128
Takeda Pharmaceutical Co. Ltd.	22,438	639,309
TDK Corp.	5,484	197,847
TechnoPro Holdings, Inc.	1,500	40,522
Teijin Ltd.	2,800	31,156
Terumo Corp.	10,770	325,884
THK Co. Ltd.	1,800	39,610
TIS, Inc.	3,100	72,548
Tobu Railway Co. Ltd.	3,000	72,943
Toda Corp.	3,600	21,805
Toho Co. Ltd.	2,000	75,580
Toho Gas Co. Ltd.	1,400	31,162
Tohoku Electric Power Co., Inc.	7,130	41,620
Tokai Carbon Co. Ltd.	3,000	27,988
Tokio Marine Holdings, Inc.	9,900	576,113
Tokyo Century Corp.	700	25,663
Tokyo Electric Power Co., Inc. (a)	11,500	37,961
Tokyo Electron Ltd.	2,200	1,129,835
Tokyo Gas Co. Ltd.	5,800	106,182
Tokyo Ohka Kogyo Co. Ltd.	600	35,822
Tokyo Seimitsu Co. Ltd.	600	23,713
Tokyo Tatemono Co. Ltd.	3,000	44,956
Tokyu Corp.	8,100	105,089
Tokyu Fudosan Holdings Corp.	8,600	47,199
Toppan, Inc.	5,000	88,200
Toray Industries, Inc.	23,200	120,630
Toshiba Corp.	6,200	235,560
Tosoh Corp.	4,600	67,986
Toto Ltd.	2,300	92,369
Toyo Suisan Kaisha Ltd.	1,500	53,673
Toyo Tire Corp.	1,700	21,616
Toyoda Gosei Co. Ltd.	1,100	18,139
Toyota Industries Corp.	2,900	200,023
Toyota Motor Corp.	183,100	3,302,759
Toyota Tsusho Corp.	3,400	139,543
Trend Micro, Inc.	2,000	116,796
Tsumura & Co.	1,000	26,145
Tsuruha Holdings, Inc.	600	38,099
Ube Industries Ltd.	1,500	24,432
Ulvac, Inc.	600	30,515
Unicharm Corp.	6,300	226,333
United Urban Investment Corp.	44	50,712
USS Co. Ltd.	3,100	52,091
Welcia Holdings Co. Ltd.	1,500	36,908
West Japan Railway Co.	3,500	145,025
Workman Co. Ltd.	300	12,260
Yakult Honsha Co. Ltd.	2,300	122,691
Yamada Holdings Co. Ltd.	10,300	32,022
Yamaha Corp.	2,300	99,949
Yamaha Motor Co. Ltd.	4,500	100,862
Yamato Holdings Co. Ltd.	4,900	91,533
Yamazaki Baking Co. Ltd.	2,500	30,747
Yaskawa Electric Corp.	3,800	148,105
Yokogawa Electric Corp.	3,400	57,931
Yokohama Rubber Co. Ltd.	1,900	26,144
Z Holdings Corp.	37,000	159,954
Zenkoku Hosho Co. Ltd.	700	26,898
Zensho Holdings Co. Ltd.	1,300	30,371
Zeon Corp.	2,800	31,078
ZOZO, Inc.	1,600	42,728
TOTAL JAPAN		60,872,726
Korea (South) - 3.5%
Alteogen, Inc.	453	20,878
AMOREPACIFIC Corp.	433	56,638
AMOREPACIFIC Group, Inc.	464	16,668
BGF Retail Co. Ltd.	125	17,915
Binex Co. Ltd. (a)	397	5,205
BNK Financial Group, Inc.	4,075	26,470
Bukwang Pharmaceutical Co. Ltd.	770	8,013
Cellivery Therapeutics, Inc. (a)	156	3,870
Celltrion Healthcare Co. Ltd.	1,305	69,363
Celltrion Pharm, Inc. (a)	236	18,906
Celltrion, Inc.	1,460	205,087
CHA Biotech Co. Ltd. (a)	750	11,641
Cheil Worldwide, Inc.	976	18,840
Chong Kun Dang Pharmaceutical Corp.	100	8,064
Chunbo Co. Ltd.	64	17,587
CJ CheilJedang Corp.	118	35,694
CJ Corp.	196	13,528
CJ ENM Co. Ltd.	142	15,252
CJ Logistics Corp. (a)	130	13,782
Com2uS Corp.	109	9,846
Cosmax, Inc.	133	9,072
Coway Co. Ltd.	785	44,151
CS Wind Corp.	311	16,084
Daewoo Engineering & Construction Co. Ltd. (a)	3,066	17,535
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	580	11,749
Daewoong Co. Ltd.	304	7,792
DB HiTek Co. Ltd.	540	32,837
Db Insurance Co. Ltd.	706	40,564
DGB Financial Group Co. Ltd.	2,549	19,440
DL E&C Co. Ltd.	214	23,114
DL Holdings Co. Ltd.	178	8,913
Dong Suh Companies, Inc.	763	17,137
Dongjin Semichem Co. Ltd.	501	15,996
DongKook Pharmaceutical Co. Ltd.	387	6,816
Doosan Bobcat, Inc. (a)	690	21,880
Doosan Fuel Cell Co. Ltd. (a)	609	20,289
Doosan Heavy Industries & Construction Co. Ltd. (a)	4,242	70,454
Douzone Bizon Co. Ltd.	310	11,774
E-Mart, Inc.	281	32,382
Ecopro BM Co. Ltd.	159	51,271
Ecopro Co. Ltd.	299	22,249
Ecopro HN Co. Ltd.	211	9,307
EO Technics Co. Ltd.	128	11,357
F&F Co. Ltd.	50	30,430
F&F Holdings Co. Ltd.	66	1,473
Fila Holdings Corp.	656	16,842
GemVax & Kael Co. Ltd. (a)	583	7,076
Genexine Co. Ltd. (a)	335	12,602
Green Cross Corp.	78	12,914
Green Cross Holdings Corp.	531	10,378
GS Engineering & Construction Corp.	1,118	42,363
GS Holdings Corp.	1,315	47,388
GS Retail Co. Ltd.	483	11,210
Hana Financial Group, Inc.	4,266	169,301
HanAll BioPharma Co. Ltd. (a)	595	9,662
Hanjin Kal Corp. (a)	292	14,806
Hankook Tire Co. Ltd.	1,115	30,718
Hanmi Pharm Co. Ltd.	90	20,231
Hanmi Science Co. Ltd.	472	17,263
Hanon Systems	2,195	21,194
Hansol Chemical Co. Ltd.	135	27,022
Hanssem Co. Ltd.	151	10,531
Hanwha Aerospace Co. Ltd.	462	19,739
Hanwha Corp.	650	16,699
Hanwha Life Insurance Co. Ltd.	3,585	9,244
Hanwha Solutions Corp. (a)	1,740	51,164
HDC Hyundai Development Co.	599	7,376
Helixmith Co., Ltd.	472	8,238
Hite Jinro Co. Ltd.	504	15,465
HLB Life Science Co. Ltd.	1,006	8,406
HLB, Inc.	1,397	34,979
HMM Co. Ltd.	5,210	123,839
Hotel Shilla Co.	447	29,670
HUGEL, Inc. (a)	83	9,442
HYBE Co. Ltd. (a)	261	65,817
Hyosung Corp.	139	9,760
Hyosung TNC Co. Ltd.	34	12,882
Hyundai Bioscience Co. Ltd. (a)	531	12,679
Hyundai Department Store Co. Ltd.	197	12,206
Hyundai Doosan Infracore Co. Lt (a)	1,729	9,391
Hyundai Elevator Co. Ltd.	363	11,353
Hyundai Engineering & Construction Co. Ltd.	1,028	40,157
Hyundai Fire & Marine Insurance Co. Ltd.	872	22,984
Hyundai Glovis Co. Ltd.	314	49,403
Hyundai Heavy Industries Holdi	739	32,530
Hyundai Mipo Dockyard Co. Ltd. (a)	333	21,280
Hyundai Mobis	941	165,489
Hyundai Motor Co.	2,027	298,412
Hyundai Rotem Co. Ltd. (a)	1,015	16,871
Hyundai Steel Co.	1,211	41,037
Hyundai Wia Corp.	232	12,167
Il-Yang Pharmaceutical Co. Ltd.	239	5,298
Iljin Materials Co. Ltd.	326	25,636
Industrial Bank of Korea	3,889	34,484
IS Dongseo Co. Ltd.	187	8,724
JB Financial Group Co. Ltd.	1,598	11,050
JYP Entertainment Corp.	386	19,324
Kakao Corp.	4,431	384,294
Kakao Games Corp. (a)	585	37,215
Kangwon Land, Inc. (a)	1,599	36,390
KB Financial Group, Inc.	5,554	277,724
Kia Corp.	3,797	229,475
Kiwoom Securities Co. Ltd.	221	17,827
KMW Co. Ltd. (a)	395	11,236
Koh Young Technology, Inc.	740	11,462
Kolon Industries, Inc.	281	14,533
Korea Aerospace Industries Ltd.	1,031	35,694
Korea Electric Power Corp.	3,651	67,873
Korea Gas Corp.	415	13,540
Korea Investment Holdings Co. Ltd.	585	37,501
Korea Petro Chemical Industries Co. Ltd.	62	8,467
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	621	45,073
Korea Zinc Co. Ltd.	177	85,013
Korean Air Lines Co. Ltd. (a)	2,463	60,760
KT&G Corp.	1,613	107,078
Kumho Petro Chemical Co. Ltd.	247	31,235
L&F Co. Ltd.	332	60,962
Leeno Industrial, Inc.	136	20,495
LegoChem Biosciences, Inc. (a)	268	10,264
LG Chemical Ltd.	661	288,204
LG Corp.	1,703	106,712
LG Display Co. Ltd. (a)	3,151	53,001
LG Electronics, Inc.	1,538	150,952
LG Household & Health Care Ltd.	119	83,761
LG Innotek Co. Ltd.	199	62,695
LG Uplus Corp.	3,028	34,760
Lotte Chemical Corp.	219	37,505
Lotte Confectionery Co. Ltd.	534	14,165
Lotte Fine Chemical Co. Ltd.	227	14,702
Lotte Shopping Co. Ltd.	170	13,321
LS Corp.	397	17,158
LS Electric Co. Ltd.	229	8,454
LX Holdings Corp. (a)	810	6,386
LX International Corp.	381	10,749
Mando Corp.	446	18,304
Mcnex Co. Ltd.	185	6,609
MedPacto, Inc. (a)	237	6,901
Meritz Fire & Marine Insurance Co. Ltd.	729	28,311
Meritz Securities Co. Ltd.	4,400	23,597
Mezzion Pharma Co. Ltd.	104	6,227
Mirae Asset Securities Co. Ltd.	3,974	27,836
NAVER Corp.	2,099	582,098
NCSOFT Corp.	228	87,248
NEPES Corp. Ltd. (a)	294	7,176
Netmarble Corp. (b)	366	33,374
NH Investment & Securities Co. Ltd.	2,150	20,060
NHN Corp.	286	8,609
NHN KCP Corp. (a)	400	8,759
NongShim Co. Ltd.	59	14,483
Oci Co. Ltd.	285	24,457
Orion Corp./Republic of Korea	346	25,139
Oscotec, Inc. (a)	411	9,409
Ottogi Corp.	33	12,091
Pan Ocean Co., Ltd. (Korea)	3,422	19,562
Paradise Co. Ltd. (a)	799	10,798
Pearl Abyss Corp. (a)	556	45,108
Pharmicell Co. Ltd. (a)	716	6,640
POSCO	1,077	257,779
POSCO Chemtech Co. Ltd.	440	43,163
Posco International Corp.	584	10,272
S-Oil Corp.	592	46,869
S1 Corp.	260	15,219
Sam Chun Dang Pharm Co. Ltd. (a)	189	5,526
Samsung Biologics Co. Ltd. (a)(b)	251	170,176
Samsung Biologics Co. Ltd. rights (a)	16	2,476
Samsung C&T Corp.	1,275	118,787
Samsung Electro-Mechanics Co. Ltd.	807	108,421
Samsung Electronics Co. Ltd.	72,930	4,164,151
Samsung Engineering Co. Ltd. (a)	2,263	48,465
Samsung Fire & Marine Insurance Co. Ltd.	465	83,556
Samsung Heavy Industries Co. Ltd. (a)	9,985	46,392
Samsung Life Insurance Co. Ltd.	1,330	71,867
Samsung SDI Co. Ltd.	780	378,788
Samsung SDS Co. Ltd.	559	63,280
Samsung Securities Co. Ltd.	898	30,770
SD Biosensor, Inc.	465	21,281
Seegene, Inc.	605	25,297
Seoul Semiconductor Co. Ltd.	592	6,806
Shin Poong Pharmaceutical Co.	542	17,092
Shinhan Financial Group Co. Ltd.	7,334	248,582
Shinsegae Co. Ltd.	93	19,490
SillaJen, Inc. (a)(c)	371	3,696
SK Biopharmaceuticals Co. Ltd. (a)	401	29,471
SK Chemicals Co. Ltd.	161	17,873
SK Hynix, Inc.	7,656	734,891
SK Innovation Co., Ltd. (a)	736	128,832
SK, Inc.	575	113,698
SKC Co. Ltd.	286	35,882
Solus Advanced Materials Co. Lt	227	12,740
Soulbrain Co. Ltd.	62	12,397
ST Pharm Co. Ltd.	149	11,790
Studio Dragon Corp. (a)	183	13,796
Vaxcell-Bio Therapeutics Co. Ltd. (a)	147	5,468
WONIK IPS Co. Ltd.	465	14,427
Woori Financial Group, Inc.	8,072	100,951
Yuhan Corp.	737	35,282
Zinus, Inc.	160	9,518
TOTAL KOREA (SOUTH)		13,726,658
Kuwait - 0.2%
Agility Public Warehousing Co. KSC	18,738	68,110
Boubyan Bank KSC	13,591	41,980
Gulf Bank	25,930	27,380
Kuwait Finance House KSCP	68,831	242,493
Mabanee Co. SAKC	7,941	24,006
Mobile Telecommunication Co.	30,178	62,341
National Bank of Kuwait	107,209	387,575
TOTAL KUWAIT		853,885
Luxembourg - 0.4%
Allegro.eu SA (a)(b)	5,525	46,772
ArcelorMittal SA (Netherlands)	9,075	294,149
Aroundtown SA	13,734	78,914
B&M European Value Retail SA	12,078	84,758
Eurofins Scientific SA	1,828	181,818
Globant SA (a)	590	154,621
InPost SA (a)	2,817	17,950
Millicom International Cellular SA (depository receipt) (a)(d)	1,448	36,807
SES SA (France) (depositary receipt)	5,437	49,705
Spotify Technology SA (a)	1,962	296,301
Subsea 7 SA	3,218	30,126
Tenaris SA	6,536	98,178
TOTAL LUXEMBOURG		1,370,099
Malaysia - 0.5%
AMMB Holdings Bhd (a)	29,900	26,350
Axiata Group Bhd	68,099	60,952
Bursa Malaysia Bhd	8,700	14,615
CIMB Group Holdings Bhd	97,416	123,403
Dialog Group Bhd	60,100	39,075
DiGi.com Bhd	47,900	44,354
Gamuda Bhd	35,632	29,258
Genting Bhd	30,300	33,641
Genting Malaysia Bhd	42,200	29,781
Hartalega Holdings Bhd	23,600	27,031
Hong Leong Bank Bhd	11,000	52,751
IHH Healthcare Bhd	45,000	66,147
IJM Corp. Bhd	41,000	16,265
Inari Amertron Bhd	44,100	31,902
IOI Corp. Bhd	46,700	45,675
Kossan Rubber Industries Bhd	19,200	8,946
Kuala Lumpur Kepong Bhd	8,144	48,819
Malayan Banking Bhd	97,590	207,400
Malaysia Airports Holdings Bhd (a)	16,100	26,588
Malaysian Pacific Industries Bhd	1,300	11,134
Maxis Bhd	33,600	31,339
MISC Bhd	18,900	32,998
MR DIY Group M Sdn Bhd (b)	22,200	18,242
My E.G.Services Bhd	60,418	14,613
Nestle (Malaysia) Bhd	900	28,580
Pentamaster Corp. Bhd	7,300	6,488
Petronas Chemicals Group Bhd	34,000	77,566
Petronas Dagangan Bhd	5,100	24,729
Petronas Gas Bhd	13,800	54,623
PPB Group Bhd	10,100	40,787
Press Metal Bhd	52,900	77,875
Public Bank Bhd	214,700	238,163
QL Resources Bhd	15,750	18,823
RHB Bank Bhd	28,275	40,079
Scientex Bhd	13,200	12,735
Sime Darby Bhd	36,600	20,846
Sime Darby Plantation Bhd	37,376	44,084
Supermax Corp. Bhd	24,696	6,882
Telekom Malaysia Bhd	22,800	26,484
Tenaga Nasional Bhd	39,800	85,190
TIME dotCom Bhd	15,200	15,516
Top Glove Corp. Bhd	67,800	30,968
V.S. Industry Bhd	36,200	8,828
V.S. Industry Bhd warrants 6/14/24 (a)	7,320	475
Westports Holdings Bhd	13,900	13,131
TOTAL MALAYSIA		1,914,131
Malta - 0.0%
Kindred Group PLC (depositary receipt)	3,227	35,419
Marshall Islands - 0.0%
Star Bulk Carriers Corp.	993	29,482
Mexico - 0.6%
Alfa SA de CV Series A	16,500	12,535
America Movil S.A.B. de CV Series L	325,300	345,417
Arca Continental S.A.B. de CV	6,100	41,479
CEMEX S.A.B. de CV unit (a)	215,800	115,983
Coca-Cola FEMSA S.A.B. de CV unit	7,670	42,237
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	12,053	22,021
Fibra Uno Administracion SA de CV	42,700	50,021
Fomento Economico Mexicano S.A.B. de CV unit	26,200	217,820
Gruma S.A.B. de CV Series B	2,870	36,095
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	5,000	81,099
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	2,845	63,498
Grupo Aeroportuario Norte S.A.B. de CV	4,000	29,931
Grupo Bimbo S.A.B. de CV Series A	21,200	64,016
Grupo Elektra SA de CV	835	54,292
Grupo Financiero Banorte S.A.B. de CV Series O	34,900	262,408
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	29,800	62,432
Grupo Mexico SA de CV Series B	44,300	265,043
Grupo Televisa SA de CV	36,300	85,339
Industrias Penoles SA de CV	1,795	22,678
Kimberly-Clark de Mexico SA de CV Series A	20,600	28,979
Orbia Advance Corp. S.A.B. de CV	14,600	38,544
Promotora y Operadora de Infraestructura S.A.B. de CV	3,095	24,520
Wal-Mart de Mexico SA de CV Series V	72,100	296,955
TOTAL MEXICO		2,263,342
Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	51,000	69,929
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	1,657	124,978
TOTAL MULTI-NATIONAL		194,907
Netherlands - 3.4%
Adyen BV (a)(b)	434	859,622
Airbus Group NV	8,712	1,051,264
Akzo Nobel NV	2,663	228,811
ASM International NV (Netherlands)	547	200,960
ASML Holding NV (Netherlands)	5,872	3,923,799
CNH Industrial NV	14,150	225,331
Davide Campari Milano NV	7,579	88,496
Euronext NV (b)	1,396	127,716
EXOR NV	1,611	123,861
Ferrari NV (Italy)	1,817	399,398
Heineken Holding NV	1,428	112,318
Heineken NV (Bearer)	3,352	321,052
IMCD NV	810	139,114
ING Groep NV (Certificaten Van Aandelen)	55,475	579,211
Just Eat Takeaway.com NV (a)(b)	2,149	72,073
Koninklijke Ahold Delhaize NV	14,848	478,231
Koninklijke DSM NV	2,482	446,178
Koninklijke KPN NV	50,135	173,968
Koninklijke Philips Electronics NV	13,031	397,363
NN Group NV	4,516	229,109
Prosus NV	12,373	667,249
QIAGEN NV (Germany) (a)	3,287	161,922
Randstad NV	1,777	107,412
RHI Magnesita NV	491	15,712
Stellantis NV (Italy)	31,596	517,306
STMicroelectronics NV (Italy)	9,343	404,557
Universal Music Group NV	18,809	503,436
Wolters Kluwer NV	3,727	398,199
Yandex NV Series A (a)(c)	4,894	16,786
TOTAL NETHERLANDS		12,970,454
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	17,193	93,025
Chorus Ltd.	6,284	32,191
Contact Energy Ltd.	11,105	62,496
Fisher & Paykel Healthcare Corp.	8,204	137,665
Fletcher Building Ltd.	11,610	51,193
Goodman Property Trust	14,945	24,405
Infratil Ltd.	10,317	58,861
Mercury Nz Ltd.	8,903	36,548
Meridian Energy Ltd.	17,239	60,062
Ryman Healthcare Group Ltd.	5,987	38,751
Spark New Zealand Ltd.	26,561	84,056
Summerset Group Holdings Ltd.	3,227	26,188
The a2 Milk Co. Ltd. (a)	10,564	41,162
Xero Ltd. (a)	1,838	139,298
TOTAL NEW ZEALAND		885,901
Norway - 0.6%
Adevinta ASA Class B (a)	3,943	36,215
Aker ASA (A Shares)	331	30,454
Aker BP ASA	1,791	67,255
Borregaard ASA	1,416	28,050
DNB Bank ASA	12,753	288,332
Entra ASA (b)	2,581	51,803
Equinor ASA	15,270	570,131
Gjensidige Forsikring ASA	2,666	66,227
Kahoot! A/S (a)	4,637	14,558
Kongsberg Gruppen ASA	1,269	50,594
Leroy Seafood Group ASA	3,978	36,654
LINK Mobility Group Holding ASA (a)	4,590	9,006
Mowi ASA	6,391	172,772
NEL ASA (a)(d)	10,596	17,993
Nordic VLSI ASA (a)	2,505	64,646
Norsk Hydro ASA	19,398	188,469
Orkla ASA	10,640	94,703
Pexip Holding ASA (a)	1,555	5,776
Salmar ASA	805	63,860
Scatec Solar AS (b)	1,697	25,906
Schibsted ASA:
(A Shares)	1,052	26,061
(B Shares)	1,458	31,201
Sparebank 1 Sr Bank ASA (primary capital certificate)	2,597	39,616
Sparebanken Midt-Norge	1,828	29,318
Storebrand ASA (A Shares)	6,706	67,259
Telenor ASA	9,128	130,983
TGS ASA	1,737	25,965
Tomra Systems ASA	1,663	85,248
Yara International ASA	2,246	112,761
TOTAL NORWAY		2,431,816
Pakistan - 0.0%
Habib Bank Ltd.	9,330	5,746
Hub Power Co. Ltd.	13,237	5,168
Lucky Cement Ltd. (a)	1,740	6,039
Pakistan Petroleum Ltd.	12,446	4,942
Pakistan State Oil Co. Ltd.	5,368	4,880
TRG Pakistan Ltd.	5,000	2,123
United Bank Ltd.	7,768	5,778
TOTAL PAKISTAN		34,676
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (a)	3,406	34,298
Philippines - 0.2%
Ayala Corp.	3,540	56,262
Ayala Land, Inc.	83,800	56,587
Bank of the Philippine Islands (BPI)	25,640	49,313
BDO Unibank, Inc.	24,930	63,688
Globe Telecom, Inc.	435	21,351
International Container Terminal Services, Inc.	11,650	50,474
JG Summit Holdings, Inc.	42,961	50,885
Jollibee Food Corp.	6,320	27,445
Manila Electric Co.	4,010	28,910
Megaworld Corp.	155,000	8,964
Metro Pacific Investments Corp.	166,000	12,153
Metropolitan Bank & Trust Co.	25,726	28,273
Monde Nissin Corp. (b)	81,400	21,403
PLDT, Inc.	1,230	43,903
SM Investments Corp.	6,860	119,677
SM Prime Holdings, Inc.	160,000	116,660
Universal Robina Corp.	12,190	28,453
TOTAL PHILIPPINES		784,401
Poland - 0.2%
Bank Polska Kasa Opieki SA	2,515	67,577
CCC SA (a)	528	7,477
CD Projekt RED SA	998	41,267
Cyfrowy Polsat SA	3,785	25,007
Dino Polska SA (a)(b)	686	55,592
Grupa Lotos SA (a)	1,187	16,639
KGHM Polska Miedz SA (Bearer)	1,937	79,707
LPP SA	15	40,947
Orange Polska SA (a)	8,686	16,310
PGE Polska Grupa Energetyczna SA (a)	11,221	24,355
Polish Oil & Gas Co. SA	23,005	33,978
Polski Koncern Naftowy Orlen SA	4,149	75,066
Powszechna Kasa Oszczednosci Bank SA (a)	12,336	116,967
Powszechny Zaklad Ubezpieczen SA	8,164	65,771
Santander Bank Polska SA	472	34,262
TOTAL POLAND		700,922
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	107,476	20,581
Energias de Portugal SA	41,736	206,151
Galp Energia SGPS SA Class B	6,468	81,773
Jeronimo Martins SGPS SA	3,931	94,497
REN - Redes Energeticas Nacionais SGPS SA	4,844	15,272
TOTAL PORTUGAL		418,274
Qatar - 0.3%
Barwa Real Estate Co.	27,150	26,093
Industries Qatar QSC (a)	28,433	148,343
Masraf al Rayan	64,890	92,121
Mesaieed Petrochemical Holding Co.	62,966	50,314
Ooredoo QSC	10,379	20,269
Qatar Electricity & Water Co.	7,710	38,743
Qatar Fuel Co.	6,924	33,995
Qatar Gas Transport Co. Ltd. (Nakilat)	38,557	37,903
Qatar International Islamic Bank QSC	10,151	30,884
Qatar Islamic Bank (a)	16,454	107,713
Qatar National Bank SAQ (a)	62,983	398,989
The Commercial Bank of Qatar (a)	28,346	58,144
TOTAL QATAR		1,043,511
Russia - 0.0%
Alrosa Co. Ltd. (c)	37,350	7,116
Gazprom OAO (c)	183,050	21,936
LUKOIL PJSC (c)	5,452	1,933
Magnit OJSC (c)	1,150	27
MMC Norilsk Nickel PJSC (c)	917	6,984
Mobile TeleSystems OJSC sponsored ADR (c)	6,301	6,276
Novatek PJSC (c)	14,792	473
Polyus PJSC (c)	494	1,330
Sberbank of Russia (c)	163,450	1,151
Severstal PAO (c)	2,873	73
Surgutneftegas OJSC (c)	146,500	2,053
Tatneft PAO (c)	23,930	3,409
TOTAL RUSSIA		52,761
Saudi Arabia - 1.0%
Abdullah Al Othaim Markets Co.	632	19,711
Advanced Polypropylene Co.	1,789	33,620
Al Rajhi Bank	17,397	744,758
Alinma Bank	13,915	144,102
Almarai Co. Ltd.	3,487	47,590
Bank Al-Jazira	5,723	40,198
Bank Albilad (a)	5,221	86,286
Banque Saudi Fransi	8,388	120,068
Bupa Arabia for Cooperative Insurance Co. (a)	304	14,505
Dar Al Arkan Real Estate Development Co. (a)	7,865	22,936
Dr Sulaiman Al Habib Medical Services Group Co.	1,191	60,447
Emaar The Economic City (a)	7,523	23,422
Etihad Etisalat Co.	5,347	59,150
Jarir Marketing Co.	831	43,638
Mobile Telecommunications Co. Saudi Arabia (a)	6,242	22,163
Mouwasat Medical Services Co.	670	37,969
National Industrialization Co. (a)	4,663	28,713
National Petrochemical Co.	1,629	20,192
Qassim Cement Co.	629	14,118
Riyad Bank	19,168	191,859
Sabic Agriculture-Nutrients Co.	2,840	137,628
Sahara International Petrochemical Co.	5,104	73,060
Saudi Airlines Catering Co. (a)	552	12,639
Saudi Arabian Mining Co. (a)	5,764	205,885
Saudi Basic Industries Corp.	12,773	446,025
Saudi Cement Co.	1,116	18,117
Saudi Dairy & Foodstuffs Co.	215	9,880
Saudi Electricity Co.	11,234	79,355
Saudi Ground Services Co. (a)	1,173	10,490
Saudi Industrial Investment Group	3,126	29,164
Saudi Kayan Petrochemical Co. (a)	10,415	62,743
Saudi Telecom Co.	8,506	244,421
Southern Province Cement Co.	1,016	19,093
The Co. for Cooperative Insurance	896	17,244
The Saudi British Bank	5,255	55,751
The Saudi National Bank	30,864	583,302
The Savola Group	3,687	35,823
United Electronics Co.	434	15,386
Yamama Cement Co. (a)	1,541	13,309
Yanbu Cement Co.	1,172	13,184
Yanbu National Petrochemical Co.	3,906	69,655
TOTAL SAUDI ARABIA		3,927,599
Singapore - 0.9%
Ascendas Real Estate Investment Trust	47,506	102,367
CapitaLand Investment Ltd.	35,520	104,076
CapitaMall Trust	70,895	117,284
City Developments Ltd.	6,700	38,731
ComfortDelgro Corp. Ltd.	28,800	31,507
DBS Group Holdings Ltd.	25,593	670,594
Flex Ltd. (a)	6,702	124,322
Frasers Centrepoint Trust	15,700	28,175
Frasers Logistics & Industrial Trust	41,300	44,296
Genting Singapore Ltd.	80,000	47,815
Keppel Corp. Ltd.	20,600	97,134
Keppel DC (REIT)	18,800	31,550
Mapletree Commercial Trust	31,146	43,334
Mapletree Industrial (REIT)	27,888	55,210
Mapletree Logistics Trust (REIT)	42,396	57,613
Oversea-Chinese Banking Corp. Ltd.	56,885	516,053
Singapore Airlines Ltd. (a)	18,950	76,372
Singapore Exchange Ltd.	11,600	85,010
Singapore Technologies Engineering Ltd.	21,600	65,427
Singapore Telecommunications Ltd.	100,900	195,923
Suntec (REIT)	30,700	39,476
United Overseas Bank Ltd.	21,900	512,416
UOL Group Ltd.	6,700	34,691
Venture Corp. Ltd.	3,800	48,971
Wilmar International Ltd.	44,800	155,152
TOTAL SINGAPORE		3,323,499
South Africa - 1.1%
Absa Group Ltd.	10,241	133,468
Anglo American Platinum Ltd.	867	119,052
AngloGold Ashanti Ltd.	5,932	140,755
Aspen Pharmacare Holdings Ltd.	5,405	73,471
Bid Corp. Ltd.	4,771	103,834
Bidvest Group Ltd./The	4,849	74,232
Capitec Bank Holdings Ltd.	1,362	218,251
Clicks Group Ltd.	3,484	73,686
Discovery Ltd. (a)	5,856	73,005
Exxaro Resources Ltd.	3,506	53,152
FirstRand Ltd.	79,661	422,333
Foschini Group Ltd./The	4,710	47,505
Gold Fields Ltd.	12,613	195,320
Growthpoint Properties Ltd.	49,005	49,366
Harmony Gold Mining Co. Ltd.	7,716	38,697
Impala Platinum Holdings Ltd.	11,614	178,766
Kumba Iron Ore Ltd.	780	34,983
Mr Price Group Ltd.	3,653	54,126
MTN Group Ltd.	24,367	316,834
MultiChoice Group Ltd.	6,295	56,749
Naspers Ltd. Class N	3,094	349,443
Nedbank Group Ltd.	6,580	104,951
Northam Platinum Holdings Ltd. (a)	3,494	52,145
Old Mutual Ltd.	66,928	63,069
Remgro Ltd.	7,513	77,030
Sanlam Ltd.	25,618	126,578
Sasol Ltd. (a)	8,226	198,872
Shoprite Holdings Ltd.	7,303	118,277
Sibanye-Stillwater Ltd.	37,914	152,451
Spar Group Ltd./The	2,739	31,811
Standard Bank Group Ltd.	18,404	229,400
Tiger Brands Ltd.	2,503	27,732
Vodacom Group Ltd.	10,172	111,379
Woolworths Holdings Ltd.	14,943	59,087
TOTAL SOUTH AFRICA		4,159,810
Spain - 1.5%
Abertis Infraestructuras SA (a)	363	7,373
Acciona SA	352	67,561
ACS Actividades de Construccion y Servicios SA	3,834	103,913
Aena SME SA (a)(b)	1,046	174,369
Amadeus IT Holding SA Class A (a)	6,401	416,181
Banco Bilbao Vizcaya Argentaria SA	94,732	540,913
Banco Santander SA (Spain)	246,367	837,630
Bankinter SA	9,228	54,350
CaixaBank SA	61,831	209,724
Cellnex Telecom SA (b)	8,107	390,145
EDP Renovaveis SA	3,423	88,381
Enagas SA	3,525	78,576
Endesa SA	4,513	98,727
Ferrovial SA	7,218	192,676
Grifols SA	4,284	78,102
Grifols SA ADR	3,575	41,756
Iberdrola SA	82,291	899,439
Industria de Diseno Textil SA	15,942	347,615
International Consolidated Airlines Group SA CDI (a)	35,445	65,745
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros	9,759	15,060
Naturgy Energy Group SA	4,687	140,824
Red Electrica Corporacion SA	6,145	126,509
Repsol SA	19,964	261,512
Siemens Gamesa Renewable Energy SA (a)	3,197	56,073
Telefonica SA	76,107	368,834
TOTAL SPAIN		5,661,988
Sweden - 2.3%
AAK AB	2,537	47,219
AddTech AB (B Shares)	3,703	71,678
AFRY AB (B Shares)	1,250	25,260
Alfa Laval AB	4,225	146,175
ASSA ABLOY AB (B Shares)	14,085	378,599
Atlas Copco AB:
(A Shares)	9,159	475,407
(B Shares)	5,567	254,300
Avanza Bank Holding AB	1,689	43,472
Axfood AB	1,480	48,198
Beijer Ref AB (B Shares)	3,530	64,350
Billerud AB	2,594	38,555
Boliden AB	3,885	197,547
Bravida Holding AB (b)	2,856	32,957
Castellum AB	4,070	100,988
Dometic Group AB (b)	4,545	39,377
Electrolux AB (B Shares)	3,590	54,638
Elekta AB (B Shares)	4,939	38,987
Embracer Group AB (a)	8,365	70,622
Epiroc AB:
(A Shares)	8,818	188,607
(B Shares)	5,622	101,977
EQT AB	3,929	155,490
Ericsson (B Shares)	41,024	376,539
Essity AB (B Shares)	8,551	202,079
Evolution AB (b)	2,568	261,254
Fabege AB	3,865	57,344
Fastighets AB Balder (a)	1,498	99,002
Getinge AB (B Shares)	3,110	124,699
H&M Hennes & Mauritz AB (B Shares)	10,592	142,226
Hexagon AB (B Shares)	29,486	413,122
HEXPOL AB (B Shares)	3,688	36,227
Holmen AB (B Shares)	1,316	73,817
Husqvarna AB (B Shares)	5,879	61,689
Industrivarden AB:
(A Shares)	2,712	77,532
(C Shares)	2,348	65,902
Indutrade AB	3,784	95,904
Investor AB:
(A Shares)	8,374	196,293
(B Shares)	25,622	561,769
JM AB (B Shares)	781	24,919
Kinnevik AB (B Shares) (a)	3,452	90,867
L E Lundbergforetagen AB	911	46,565
Latour Investment AB (B Shares)	1,956	62,618
Lifco AB	3,026	77,530
Lundin Petroleum AB	2,722	115,598
Nibe Industrier AB (B Shares)	20,020	223,677
Nolato AB (B Shares)	2,808	20,905
Nordic Entertainment Group AB (B Shares) (a)	1,108	45,157
Peab AB	2,795	28,181
PowerCell Sweden AB (a)	631	12,526
Saab AB (B Shares)	1,156	42,023
Samhallsbyggnadsbolaget I Norden AB (B Shares)	15,909	71,488
Sandvik AB	15,505	329,370
Sectra AB (B Shares)	1,850	28,471
Securitas AB (B Shares)	4,605	52,136
Sinch AB (a)(b)	8,282	56,779
Skandinaviska Enskilda Banken AB (A Shares)	22,817	248,618
Skanska AB (B Shares)	5,686	127,842
SKF AB (B Shares)	5,373	87,975
SSAB Svenskt Stal AB (B Shares)	8,978	60,252
Stillfront Group AB (a)	1,620	4,614
Stillfront Group AB (a)	6,309	17,969
Svenska Cellulosa AB SCA (B Shares)	8,511	166,058
Svenska Handelsbanken AB (A Shares)	21,796	200,424
Sweco AB (B Shares)	2,940	42,838
Swedbank AB (A Shares)	13,185	197,725
Swedish Match Co. AB	22,443	169,187
Swedish Orphan Biovitrum AB (a)	2,809	66,622
Tele2 AB (B Shares)	7,117	107,712
Telia Co. AB	35,422	142,032
Thule Group AB (b)	1,355	54,042
Trelleborg AB (B Shares)	3,453	80,427
Volvo AB (B Shares)	22,566	420,977
Wallenstam AB (B Shares)	2,999	43,666
Wihlborgs Fastigheter AB	1,912	40,121
TOTAL SWEDEN		9,027,712
Switzerland - 6.2%
ABB Ltd. (Reg.)	25,375	823,183
Adecco SA (Reg.)	2,392	108,747
Alcon, Inc. (Switzerland)	7,100	566,279
ams-OSRAM AG (a)	3,923	60,561
Baloise Holdings AG	649	115,957
Compagnie Financiere Richemont SA Series A	7,416	940,014
Credit Suisse Group AG	35,799	281,814
CRISPR Therapeutics AG (a)(d)	1,006	63,147
Geberit AG (Reg.)	509	315,188
Givaudan SA	113	467,995
Holcim Ltd.	7,347	357,334
Julius Baer Group Ltd.	3,147	182,194
Kuehne & Nagel International AG	720	205,002
Lindt & Spruengli AG	2	241,978
Lindt & Spruengli AG (participation certificate)	15	178,886
Logitech International SA (Reg.)	2,462	184,374
Lonza Group AG	1,059	770,369
Nestle SA (Reg. S)	39,981	5,198,276
Novartis AG	34,584	3,036,183
Partners Group Holding AG	323	403,204
Roche Holding AG:
(Bearer)	400	175,315
(participation certificate)	9,967	3,943,562
Schindler Holding AG (participation certificate)	577	124,261
SGS SA (Reg.)	86	239,745
Sig Combibloc Group AG	4,785	121,172
Sika AG	2,016	670,655
Sonova Holding AG	754	316,271
Straumann Holding AG	163	262,215
Swatch Group AG (Bearer)	411	117,289
Swiss Life Holding AG	448	288,081
Swiss Prime Site AG	1,073	105,959
Swiss Re Ltd.	4,105	391,464
Swisscom AG	360	216,222
Temenos Group AG	955	91,981
UBS Group AG	52,605	1,032,972
VAT Group AG (b)	384	147,275
Zurich Insurance Group Ltd.	2,136	1,054,970
TOTAL SWITZERLAND		23,800,094
Taiwan - 4.3%
Accton Technology Corp.	7,000	53,860
Acer, Inc.	44,000	45,638
Advanced Ceramic X Corp.	1,000	9,380
Advanced Wireless Semiconductor Co.	2,000	6,920
Advantech Co. Ltd.	6,299	80,768
AP Memory Technology Corp.	2,000	21,574
ASE Technology Holding Co. Ltd.	49,000	174,729
Asia Cement Corp.	35,000	59,141
ASUSTeK Computer, Inc.	10,000	129,825
AU Optronics Corp.	127,000	86,680
Capital Securities Corp.	32,000	18,250
Catcher Technology Co. Ltd.	11,000	55,223
Cathay Financial Holding Co. Ltd.	121,341	271,034
Chang Hwa Commercial Bank	83,619	55,767
Cheng Loong Corp.	15,000	18,248
Cheng Shin Rubber Industry Co. Ltd.	28,000	34,494
Chicony Electronics Co. Ltd.	9,010	28,105
China Airlines Ltd. (a)	39,000	35,695
China Development Financial Ho	243,000	161,393
China Petrochemical Development Corp. (a)	55,479	23,338
China Steel Corp.	179,000	241,499
Chipbond Technology Corp.	10,000	23,956
Chroma ATE, Inc.	6,000	37,442
Chunghwa Telecom Co. Ltd.	54,000	239,322
Compal Electronics, Inc.	59,000	54,998
Compeq Manufacturing Co. Ltd.	15,000	25,026
CTBC Financial Holding Co. Ltd.	278,000	283,504
Delta Electronics, Inc.	27,000	250,507
E Ink Holdings, Inc.	13,000	82,721
E.SUN Financial Holdings Co. Ltd.	189,813	217,922
ECLAT Textile Co. Ltd.	3,000	49,698
Elan Microelectronics Corp.	4,000	23,778
Elite Material Co. Ltd.	4,000	35,539
eMemory Technology, Inc.	1,000	63,589
ENNOSTAR, Inc. (a)	9,500	23,428
Eternal Materials Co. Ltd.	12,000	15,144
EVA Airways Corp. (a)	35,562	39,336
Evergreen Marine Corp. (Taiwan)	37,675	175,239
Far Eastern New Century Corp.	55,000	58,161
Far EasTone Telecommunications Co. Ltd.	23,000	58,972
Feng Hsin Iron & Steel Co.	7,000	23,529
Feng Tay Enterprise Co. Ltd.	7,840	52,171
First Financial Holding Co. Ltd.	149,964	148,400
FLEXium Interconnect, Inc.	4,000	14,055
Formosa Chemicals & Fibre Corp.	57,000	156,553
Formosa Petrochemical Corp.	24,000	78,824
Formosa Plastics Corp.	62,000	229,466
Formosa Taffeta Co. Ltd.	14,000	13,753
Foxconn Technology Co. Ltd.	15,000	32,682
Fubon Financial Holding Co. Ltd.	107,812	286,459
Genius Electronic Optical Co. Ltd.	1,000	15,697
Giant Manufacturing Co. Ltd.	5,000	45,290
Gigabyte Technology Co. Ltd.	7,000	31,213
Global Unichip Corp.	1,000	17,401
GlobalWafers Co. Ltd.	3,000	69,873
Great Wall Enterprise Co. Ltd.	10,424	19,639
HannStar Display Corp.	35,000	18,650
Highwealth Construction Corp.	14,500	22,910
HIWIN Technologies Corp.	4,347	36,105
Hon Hai Precision Industry Co. Ltd. (Foxconn)	177,600	652,561
Hota Industrial Manufacturing Co. Ltd.	3,000	8,494
Hotai Motor Co. Ltd.	5,000	103,725
Hua Nan Financial Holdings Co. Ltd.	141,212	119,532
IBF Financial Holdings Co. Ltd.	33,120	19,307
Innolux Corp.	149,000	86,354
International Games Systems Co. Ltd.	1,000	26,637
Inventec Corp.	44,000	37,743
ITEQ Corp.	3,000	12,440
King Yuan Electronics Co. Ltd.	17,000	25,196
Kings Town Bank Co. Ltd.	12,000	16,816
Kinsus Interconnect Technology Corp.	3,000	19,963
Largan Precision Co. Ltd.	1,000	65,414
Lien Hwa Industrial Corp.	14,095	31,476
Lite-On Technology Corp.	32,000	75,660
Lotes Co. Ltd.	1,019	24,699
Macronix International Co. Ltd.	26,060	36,032
Makalot Industrial Co. Ltd.	3,203	22,829
MediaTek, Inc.	23,000	716,260
Mega Financial Holding Co. Ltd.	153,000	228,616
Merida Industry Co. Ltd.	3,000	26,344
Merry Electronics Co. Ltd.	3,042	9,042
Micro-Star International Co. Ltd.	10,000	44,927
MiTAC Holdings Corp.	14,000	14,367
momo.com, Inc.	300	9,758
Nan Ya Plastics Corp.	80,000	259,146
Nan Ya Printed Circuit Board Corp.	3,000	53,888
Nanya Technology Corp.	17,000	40,581
Nien Made Enterprise Co. Ltd.	3,000	34,951
Novatek Microelectronics Corp.	8,000	117,710
Oneness Biotech Co. Ltd. (a)	4,000	29,858
Pegatron Corp.	30,000	75,593
Phison Electronics Corp.	2,000	32,861
PixArt Imaging, Inc.	2,000	9,743
Pou Chen Corp.	36,000	39,438
Powertech Technology, Inc.	11,000	36,260
Poya International Co. Ltd.	1,030	13,955
President Chain Store Corp.	8,000	73,426
Primax Electronics Ltd.	6,000	10,834
Qisda Corp.	24,000	27,687
Quanta Computer, Inc.	40,000	122,581
Radiant Opto-Electronics Corp.	7,000	25,161
Realtek Semiconductor Corp.	7,000	104,054
RichWave Technology Corp.	1,400	9,170
Ruentex Development Co. Ltd.	19,460	53,382
Ruentex Industries Ltd.	7,240	28,994
Shin Kong Financial Holding Co. Ltd.	200,543	75,113
Simplo Technology Co. Ltd.	3,000	32,409
SINBON Electronics Co. Ltd.	3,000	27,079
Sino-American Silicon Products, Inc.	8,000	49,029
Sinopac Financial Holdings Co.	160,680	102,833
Standard Foods Corp.	6,000	10,394
Synnex Technology International Corp.	19,000	49,629
Ta Chen Stainless Pipe Co. Ltd.	25,323	42,859
Taichung Commercial Bank Co. Ltd.	44,796	23,584
Taishin Financial Holdings Co. Ltd.	154,386	109,902
Taiwan Business Bank	81,443	36,358
Taiwan Cement Corp.	74,607	129,493
Taiwan Cooperative Financial Holding Co. Ltd.	139,165	142,931
Taiwan Fertilizer Co. Ltd.	11,000	28,007
Taiwan High Speed Rail Corp.	31,000	31,165
Taiwan Mobile Co. Ltd.	24,000	87,884
Taiwan Semiconductor Manufacturing Co. Ltd.	269,000	5,521,864
Taiwan Surface Mounting Technology Co. Ltd.	4,000	16,245
Taiwan Union Technology Corp.	4,000	11,583
TECO Electric & Machinery Co. Ltd.	19,000	21,214
The Shanghai Commercial & Savings Bank Ltd.	61,000	106,380
Tong Hsing Electronics Industries Ltd.	2,000	19,955
Tripod Technology Corp.	6,000	27,943
Tung Ho Steel Enterprise Corp.	7,370	17,962
TXC Corp.	4,000	14,160
Unified-President Enterprises Corp.	68,000	155,293
Unimicron Technology Corp.	18,000	153,527
United Integrated Services Co.	2,000	13,526
United Microelectronics Corp.	165,000	303,216
United Renewable Energy Co. Ltd. (a)	19,248	15,353
Vanguard International Semiconductor Corp.	13,000	56,016
Voltronic Power Technology Corp.	1,000	50,500
Walsin Lihwa Corp.	33,000	33,582
Walsin Technology Corp.	5,000	24,473
Win Semiconductors Corp.	5,000	46,044
Winbond Electronics Corp.	40,000	42,873
Wistron Corp.	42,058	43,559
Wiwynn Corp.	1,000	35,300
WPG Holding Co. Ltd.	19,920	38,834
XinTec, Inc.	2,000	9,002
Yageo Corp.	6,000	89,624
Yang Ming Marine Transport Corp. (a)	24,000	102,962
YFY, Inc.	19,000	22,551
Yuanta Financial Holding Co. Ltd.	173,160	158,746
TOTAL TAIWAN		16,446,934
Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	5,600	39,111
Advanced Information Service PCL NVDR	9,500	66,350
Airports of Thailand PCL:
(For. Reg.) (a)	20,400	40,437
NVDR (a)	38,200	75,720
Asset World Corp. PCL NVDR	112,800	17,208
B. Grimm Power PCL:
(For. Reg.)	4,400	4,645
NVDR	7,000	7,390
Bangkok Bank PCL NVDR	8,200	33,547
Bangkok Chain Hospital PCL unit	17,800	11,010
Bangkok Commercial Asset Management PCL:
(For. Reg.)	3,000	1,851
NVDR	19,300	11,906
Bangkok Dusit Medical Services PCL NVDR	56,500	42,352
Bangkok Expressway and Metro PCL:
(For. Reg.)	76,600	19,972
NVDR	27,300	7,118
Banpu PCL NVDR	39,400	12,985
BCPG PCL NVDR	17,600	6,337
Berli Jucker PCL:
unit	11,600	12,539
(For. Reg.)	3,900	4,216
BTS Group Holdings PCL:
(For. Reg.)	5,144	1,413
NVDR	89,200	24,596
Bumrungrad Hospital PCL:
NVDR	4,800	22,511
(For. Reg.)	500	2,345
Carabao Group PCL:
(For. Reg.)	3,000	9,700
NVDR	3,100	10,024
Central Pattana PCL:
(For. Reg.)	200	353
NVDR	18,600	32,836
Central Retail Corp. PCL:
(For. Reg.)	11,241	13,371
NVDR	32,400	38,541
Charoen Pokphand Foods PCL:
(For. Reg.)	1,300	940
(NVDR)	47,800	34,575
Com7 PCL NVDR	5,400	6,947
CP ALL PCL:
(For. Reg.)	16,800	32,715
NVDR	46,000	89,578
Delta Electronics PCL:
(For. Reg.)	100	1,157
NVDR	6,300	72,882
Electricity Generating PCL:
(For. Reg.)	1,500	7,643
NVDR	2,200	11,210
Energy Absolute PCL:
(For. Reg.)	10,000	29,337
NVDR	15,400	45,178
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	2,846	6,154
NVDR	7,700	16,649
Gulf Energy Development PCL:
(For. Reg.)	24,400	37,408
NVDR	43,200	66,230
Hana Microelectronics PCL NVDR	9,100	13,225
Home Product Center PCL:
(For. Reg.)	15,800	7,519
NVDR	38,200	18,179
Indorama Ventures PCL:
(For. Reg.)	1,300	1,809
NVDR	29,400	40,914
Intouch Holdings PCL NVDR	14,200	33,127
IRPC PCL:
(For. Reg.)	74,700	7,955
NVDR	83,700	8,914
JMT Network Services PCL:
NVDR	9,576	22,084
warrants (a)	432	181
Kasikornbank PCL:
NVDR	16,300	78,635
(For. Reg.)	200	965
KCE Electronics PCL NVDR	7,800	15,272
Kerry Express Thailand PCL NVDR	5,610	3,684
Kiatnakin Bank PCL:
unit	3,700	7,641
(For. Reg.)	1,900	3,924
Krung Thai Bank PCL:
(For. Reg.)	15,100	6,231
NVDR	35,500	14,650
Krungthai Card PCL:
(For. Reg.)	6,500	11,956
NVDR	8,000	14,715
Land & House PCL NVDR	51,400	14,657
Minor International PCL:
unit (a)	27,538	27,564
warrants 2/15/24 (a)	850	85
(For. Reg.) (a)	8,810	8,818
MK Restaurants Group PCL unit	4,400	7,090
Muangthai Leasing PCL:
(For. Reg.)	5,200	8,173
NVDR	4,900	7,702
Ngern Tid Lor PCL NVDR	14,900	17,188
Osotspa PCL:
(For. Reg.)	4,400	4,941
NVDR	16,700	18,751
PTT Exploration and Production PCL:
(For. Reg.)	12,200	52,542
NVDR	8,200	35,315
PTT Global Chemical PCL:
(For. Reg.)	800	1,216
NVDR	22,800	34,648
PTT PCL:
(For. Reg.)	35,100	40,432
NVDR	86,600	99,755
Ratchaburi Electric Generating Holding PCL unit	5,500	7,270
SCG Packaging PCL NVDR	17,700	32,073
Siam Cement PCL:
(For. Reg.)	1,700	19,515
NVDR	2,500	28,699
Siam Commercial Bank PCL:
(For. Reg.)	500	1,704
(NVDR)	21,700	73,964
Siam Global House PCL NVDR	21,119	14,441
Sri Trang Agro-Industry PCL NVDR	12,400	9,756
Sri Trang Gloves Thailand PCL NVDR	15,000	11,369
Srisawad Corp. PCL:
warrants 8/29/25 (a)	200	47
(For. Reg.)	3,200	5,445
NVDR	6,100	10,398
Star Petroleum Refining PCL NVDR	29,400	8,486
Thai Beverage PCL	121,200	63,775
Thai Oil PCL:
(For. Reg.)	3,000	4,640
NVDR	8,500	13,148
Thai Union Frozen Products PCL:
(For. Reg.)	13,100	7,428
NVDR	16,500	9,356
Thanachart Capital PCL:
(For. Reg.)	4,000	5,134
NVDR	4,300	5,543
TISCO Financial Group PCL:
(For. Reg.)	2,000	6,026
NVDR	3,700	11,149
TMBThanachart Bank PCL:
(For. Reg.)	336,012	13,274
NVDR	255,600	10,097
TOA Paint Thailand PCL NVDR	6,400	5,715
Total Access Communication PCL:
(For. Reg.)	900	1,330
NVDR	9,200	13,600
True Corp. PCL:
(For. Reg.)	115,300	17,798
NVDR	107,000	16,517
TTW PCL NVDR	20,900	6,979
VGI PCL:
unit	41,600	6,362
warrants 12/31/27 (a)	9,600	147
(For. Reg.)	41,990	6,422
warrants (For. Reg.) (a)	9,690	148
WHA Corp. PCL NVDR	120,000	12,153
TOTAL THAILAND		2,179,352
Turkey - 0.1%
AG Anadolu Grubu Holding A/S	1,848	4,615
Akbank TAS	42,297	20,930
Aksa Akrilik Kimya Sanayii	2,253	6,695
Anadolu Efes Biracilik Ve Malt Sanayii A/S	2,566	4,694
Arcelik A/S	3,848	15,868
Aselsan A/S	9,217	15,165
Bera Holding A/S (a)	4,038	2,785
Bim Birlesik Magazalar A/S JSC	6,617	38,177
Coca-Cola Icecek Sanayi A/S	946	7,557
Dogan Sirketler Grubu Holding A/S	16,200	3,655
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	28,346	4,540
Enerjisa Enerji A/S (b)	2,078	2,302
Enka Insaat ve Sanayi A/S	22,743	24,926
Eregli Demir ve Celik Fabrikalari T.A.S.	19,290	42,651
Ford Otomotiv Sanayi A/S	1,035	21,071
Haci Omer Sabanci Holding A/S	18,495	22,123
Hektas Ticaret A/S (a)	5,489	6,641
Is Yatirim Menkul Degerler A/S	1,133	1,488
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	10,399	10,844
Koc Holding A/S	15,437	41,729
KOZA, Inc. (a)	1,932	3,405
Koza Altin Isletmeleri A/S (a)	800	7,814
Logo Yazilim Sanayi Ve Ticar	604	1,880
Migros Turk Ticaret A/S (a)	1,823	5,676
MLP Saglik Hizmetleri A/S (a)(b)	894	1,846
Nuh Cimento Sanayi A/S	570	1,787
Otokar Otomotiv ve Savunma Sanayi A.S.	73	2,125
Oyak Cimento Fabrikalari A/S (a)	6,267	3,960
Pegasus Hava Tasimaciligi A/S (a)	462	3,391
Petkim Petrokimya Holding A/S (a)	19,660	12,100
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	3,525	4,661
Sok Marketler Ticaret A/S	5,808	4,944
TAV Havalimanlari Holding A/S (a)	2,952	8,193
Tekfen Holding A/S	3,601	5,228
Tofas Turk Otomobil Fabrikasi A/S	1,799	9,546
Turk Hava Yollari AO (a)	9,375	20,614
Turk Sise ve Cam Fabrikalari A/S	20,270	21,014
Turk Traktor ve Ziraat Makinalari A/S	126	1,997
Turkcell Iletisim Hizmet A/S	16,703	25,661
Turkiye Garanti Bankasi A/S	29,348	24,404
Turkiye Halk Bankasi A/S (a)	7,031	2,267
Turkiye Is Bankasi A/S Series C	21,307	12,823
Turkiye Petrol Rafinerileri A/S (a)	1,786	26,099
Turkiye Sinai Kalkinma Bankasi A/S	11,913	1,177
Turkiye Vakiflar Bankasi TAO (a)	19,915	4,859
Ulker Biskuvi Sanayi A/S	1,756	1,835
Yapi ve Kredi Bankasi A/S	32,755	9,109
TOTAL TURKEY		526,871
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	39,559	112,870
Abu Dhabi National Oil Co. for Distribution PJSC	40,356	46,146
Aldar Properties PJSC (a)	54,436	73,064
Dubai Islamic Bank Pakistan Ltd. (a)	25,486	42,811
Emaar Properties PJSC (a)	56,721	92,655
Emirates NBD Bank PJSC	34,980	142,851
Emirates Telecommunications Corp.	24,707	248,614
First Abu Dhabi Bank PJSC	62,746	403,154
TOTAL UNITED ARAB EMIRATES		1,162,165
United Kingdom - 8.8%
3i Group PLC	13,825	249,989
Abrdn PLC	31,001	87,517
Admiral Group PLC	3,842	129,356
Anglo American PLC (United Kingdom)	19,153	995,236
Antofagasta PLC	4,894	107,557
Ashtead Group PLC	6,383	405,248
Associated British Foods PLC	5,060	109,919
AstraZeneca PLC (United Kingdom)	22,008	2,918,548
Atlassian Corp. PLC (a)	1,996	586,485
Auto Trader Group PLC (b)	13,763	113,617
Avast PLC (b)	9,242	68,717
Aveva Group PLC	1,757	56,548
Aviva PLC	55,713	330,880
BAE Systems PLC	45,796	430,091
Barclays PLC	226,429	438,927
Barratt Developments PLC	14,481	99,376
Bellway PLC	1,750	55,909
Berkeley Group Holdings PLC	1,593	78,265
BP PLC	288,568	1,414,671
British American Tobacco PLC (United Kingdom)	32,453	1,362,936
British Land Co. PLC	13,358	93,073
BT Group PLC	124,709	298,487
Bunzl PLC	4,786	186,602
Burberry Group PLC	5,746	126,357
Centrica PLC (a)	83,566	87,909
Compass Group PLC	25,353	545,599
ConvaTec Group PLC (b)	22,565	63,909
Croda International PLC	2,025	209,619
Dechra Pharmaceuticals PLC	1,544	82,267
Derwent London PLC	1,592	67,111
Diageo PLC	33,107	1,679,339
Diploma PLC	1,772	61,314
Direct Line Insurance Group PLC	19,119	69,093
DS Smith PLC	19,473	82,395
Electrocomponents PLC	6,699	95,394
Games Workshop Group PLC	467	44,569
Genus PLC	942	34,921
GlaxoSmithKline PLC	71,177	1,540,053
Halma PLC	5,390	177,722
Hargreaves Lansdown PLC	5,054	66,923
Hikma Pharmaceuticals PLC	2,567	69,500
HomeServe PLC	4,174	46,223
Howden Joinery Group PLC	8,566	86,398
HSBC Holdings PLC (United Kingdom)	294,747	2,013,289
IG Group Holdings PLC	6,087	65,489
IMI PLC	3,924	70,259
Imperial Brands PLC	13,474	283,826
Informa PLC (a)	21,371	168,949
InterContinental Hotel Group PLC	2,664	181,627
Intermediate Capital Group PLC	4,184	98,137
Intertek Group PLC	2,289	157,083
ITV PLC	51,588	55,516
J Sainsbury PLC	24,821	82,396
JD Sports Fashion PLC	35,295	68,737
Johnson Matthey PLC	2,822	69,638
Kingfisher PLC	30,058	100,323
Land Securities Group PLC	10,693	110,352
Legal & General Group PLC	84,787	302,955
Lloyds Banking Group PLC	1,008,376	614,068
London Stock Exchange Group PLC	4,601	479,795
M&G PLC	36,922	107,288
Meggitt PLC (a)	11,039	110,240
Melrose Industries PLC	62,379	102,307
Mondi PLC	6,910	135,388
National Grid PLC	55,041	845,882
NatWest Group PLC	75,297	212,664
Network International Holdings PLC (a)(b)	4,312	15,860
Next PLC	1,889	149,683
Ocado Group PLC (a)	9,186	141,307
Pearson PLC	10,743	105,335
Pennon Group PLC	3,912	55,244
Persimmon PLC	4,528	127,946
Phoenix Group Holdings PLC	12,034	97,064
Prudential PLC	39,017	576,019
Quilter PLC (b)	23,867	44,647
Reckitt Benckiser Group PLC	10,458	797,799
RELX PLC (London Stock Exchange)	28,151	875,996
Rentokil Initial PLC	26,419	182,550
Rightmove PLC	12,431	103,336
Rio Tinto PLC	15,160	1,211,990
Rolls-Royce Holdings PLC (a)	118,974	156,451
Rotork PLC	12,406	53,194
Royal Mail PLC	11,245	48,600
Sage Group PLC	15,912	146,570
Schroders PLC	1,722	73,089
Segro PLC	17,080	301,892
Severn Trent PLC	3,597	145,442
Shell PLC (London)	58,255	1,613,565
Smith & Nephew PLC	12,560	201,293
Smiths Group PLC	5,651	107,825
Spectris PLC	1,645	56,163
Spirax-Sarco Engineering PLC	1,047	172,405
SSE PLC	14,893	340,291
St. James's Place PLC	7,678	146,099
Standard Chartered PLC (United Kingdom)	36,316	243,399
Tate & Lyle PLC	6,665	64,108
Taylor Wimpey PLC	51,846	89,017
Tesco PLC	109,750	397,329
The Weir Group PLC	3,688	79,502
Travis Perkins PLC	3,201	52,016
Tritax Big Box REIT PLC	26,506	84,194
Unilever PLC	37,347	1,695,658
Unite Group PLC	5,661	86,116
United Utilities Group PLC	9,679	142,528
Vodafone Group PLC	380,814	624,453
Whitbread PLC (a)	2,868	107,639
Wickes Group PLC	4,170	10,107
TOTAL UNITED KINGDOM		34,014,498
United States of America - 0.2%
Coca-Cola European Partners PLC	2,851	138,587
Farfetch Ltd. Class A (a)	4,671	70,626
Fiverr International Ltd. (a)(d)	436	33,167
Jackson Financial, Inc.	1,329	58,782
Kolon TissueGene, Inc. unit (a)(c)	120	791
Li Auto, Inc. ADR (a)	3,858	99,575
Stratasys Ltd. (a)	931	23,638
Tilray Brands, Inc. Class 2 (a)(d)	1,491	11,585
Yum China Holdings, Inc.	6,084	252,729
TOTAL UNITED STATES OF AMERICA		689,480
TOTAL COMMON STOCKS (Cost $342,716,713)		369,965,544

Nonconvertible Preferred Stocks - 0.9%
	Shares	Value ($)
Brazil - 0.4%
Alpargatas SA (PN)	2,800	15,332
Azul SA (a)	4,000	20,096
Banco Bradesco SA (PN)	70,001	326,697
Bradespar SA (PN)	3,614	25,110
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	3,866	30,450
Companhia Energetica de Minas Gerais (CEMIG) (PN)	16,038	51,236
Gerdau SA	16,300	105,482
Itau Unibanco Holding SA	68,800	397,102
Itausa-Investimentos Itau SA (PN)	67,388	152,156
Metalurgica Gerdau SA (PN)	9,900	25,493
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	66,400	466,511
TOTAL BRAZIL		1,615,665
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	2,030	175,471
Colombia - 0.0%
Bancolombia SA (PN)	6,408	68,462
Grupo Aval Acciones y Valores SA	59,034	13,324
TOTAL COLOMBIA		81,786
Germany - 0.3%
Henkel AG & Co. KGaA	2,466	165,054
Porsche Automobil Holding SE (Germany)	2,175	209,222
Sartorius AG (non-vtg.)	351	155,978
Volkswagen AG	2,607	448,016
TOTAL GERMANY		978,270
Korea (South) - 0.2%
Hyundai Motor Co.	470	33,174
Hyundai Motor Co. Series 2	405	28,720
LG Chemical Ltd.	131	29,319
LG Electronics, Inc.	235	11,247
LG Household & Health Care Ltd.	31	12,897
Samsung Electronics Co. Ltd.	11,681	603,933
Samsung SDI Co. Ltd.	23	5,742
TOTAL KOREA (SOUTH)		725,032
Russia - 0.0%
AK Transneft OAO (c)	24	7,975
Sberbank of Russia (Russia) (c)	15,430	109
Surgutneftegas OJSC (c)	105,000	2,092
TOTAL RUSSIA		10,176
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,427,561)		3,586,400

Government Obligations - 0.2%
	Principal Amount (e)	Value ($)
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (f) (Cost $593,928)	600,000	593,230

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (g)	10,217,373	10,219,416
Fidelity Securities Lending Cash Central Fund 0.31% (g)(h)	1,407,003	1,407,144
TOTAL MONEY MARKET FUNDS (Cost $11,626,560)		11,626,560

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $358,364,762)	385,771,734
NET OTHER ASSETS (LIABILITIES) - 0.2% (i)	794,537
NET ASSETS - 100.0%	386,566,271

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	75	Jun 2022	8,041,500	34,909	34,909
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	71	Jun 2022	3,995,525	18,238	18,238
TME S&P/TSX 60 Index Contracts (Canada)	4	Jun 2022	842,843	1,962	1,962

TOTAL FUTURES CONTRACTS					55,109
The notional amount of futures purchased as a percentage of Net Assets is 3.3%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,811,074 or 2.0% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $593,230.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Includes $116,840 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	16,086,863	29,899,065	35,766,512	3,433	-	-	10,219,416	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	1,111,294	5,790,586	5,494,736	1,393	-	-	1,407,144	0.0%
Total	17,198,157	35,689,651	41,261,248	4,826	-	-	11,626,560

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Government Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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